UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — 15.5%
Banks — 2.9%
ANZ Capital Trust II(a)(b)
	$3,500,000	5.360%	12/29/49	$3,336,389
Astoria Financial Corp.(a)
	4,050,000	5.750	10/15/12	4,158,700
Bank of America Corp.
	3,250,000	5.750	12/01/17	3,357,978
BBVA Bancomer SA(b)
	3,775,000	7.250	04/22/20	3,816,032
Bear Stearns Cos. LLC
	4,250,000	7.250	02/01/18	4,962,905
Citigroup, Inc.
	7,125,000	5.000	09/15/14	7,125,708
Credit Agricole SA(a)(b)(c)
	1,500,000	8.375	10/13/49	1,417,500
Discover Bank
	4,050,000	8.700	11/18/19	4,479,652
Fifth Third Bank(c)
	2,575,000	0.546	05/17/13	2,417,894
JPMorgan Chase Capital XXV
	1,600,000	6.800	10/01/37	1,577,866
MUFG Capital Finance 1 Ltd.(a)(c)
	4,650,000	6.346	07/25/49	4,417,500
PNC Bank NA
	2,000,000	6.875	04/01/18	2,258,369
Resona Bank Ltd.(a)(b)(c)
EUR	2,675,000	4.125	09/27/49	2,982,937
Royal Bank of Scotland PLC(b)
	$1,950,000	4.875	08/25/14	1,955,678
Santander Issuances SA Unipersonal(a)(b)(c)
	1,600,000	5.805	06/20/16	1,549,317
Sovereign Bank(a)(c)
	250,000	2.054	08/01/13	246,975
US Bank NA(a)(c)
EUR	1,700,000	4.375	02/28/17	2,068,050

				52,129,450

Brokerage — 0.9%
Merrill Lynch & Co., Inc.
	$2,950,000	6.400	08/28/17	3,077,973
	2,300,000	6.875	04/25/18	2,452,858
Morgan Stanley & Co.(a)
	3,000,000	5.300	03/01/13	3,125,468
	4,825,000	6.625	04/01/18	5,053,714
	750,000	7.300	05/13/19	805,363
	1,925,000	5.625	09/23/19	1,860,540

				16,375,916

Chemicals(a) — 0.4%
Airgas, Inc.
	3,375,000	4.500	09/15/14	3,526,549
The Dow Chemical Co.
	3,500,000	7.600	05/15/14	4,028,429

				7,554,978

Consumer Products(a) — 0.2%
Whirlpool Corp.
	1,025,000	8.000	05/01/12	1,124,568

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Consumer Products(a) — (continued)
Whirlpool Corp. — (continued)
$1,375,000	8.600%	05/01/14	$1,624,071

			2,748,639

Distributor(a)(b) — 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
1,700,000	5.500	09/30/14	1,812,200

Electric(a) — 0.7%
Arizona Public Service Co.
2,590,000	5.800	06/30/14	2,859,722
1,625,000	6.250	08/01/16	1,798,665
Nevada Power Co.
2,725,000	7.125	03/15/19	3,191,676
Progress Energy, Inc.
3,075,000	7.050	03/15/19	3,657,942

			11,508,005

Energy — 0.8%
Dolphin Energy Ltd.(a)(b)
1,678,775	5.888	06/15/19	1,737,532
Suncor Energy, Inc.(a)
1,950,000	6.100	06/01/18	2,205,189
Talisman Energy, Inc.(a)
2,900,000	7.750	06/01/19	3,556,253
Transocean, Inc.(d)
8,150,000	1.500	12/15/37	7,233,125

			14,732,099

Food & Beverage — 0.8%
Anheuser-Busch InBev Worldwide, Inc.(a)
4,400,000	4.125	01/15/15	4,590,366
2,875,000	7.750 (b)	01/15/19	3,489,566
Kraft Foods, Inc.
2,225,000	6.125	08/23/18	2,516,304
1,975,000	6.500	02/09/40	2,189,034
Wm. Wrigley Jr. Co.(a)(b)
1,400,000	3.700	06/30/14	1,416,033

			14,201,303

Health Care - Medical Products(a) — 0.5%
Agilent Technologies, Inc.
4,105,000	5.500	09/14/15	4,418,261
Boston Scientific Corp.
1,800,000	4.500	01/15/15	1,766,657
1,250,000	6.000	01/15/20	1,240,489
Covidien International Finance SA
2,100,000	4.200	06/15/20	2,147,500

			9,572,907

Life Insurance — 0.9%
MetLife Capital Trust X(a)(b)(c)
2,000,000	9.250	04/08/38	2,160,000
Prudential Financial, Inc.
4,925,000	3.875	01/14/15	4,961,580
Reinsurance Group of America, Inc.
550,000	6.750	12/15/11	582,687
Symetra Financial Corp.(a)(b)(c)
3,100,000	8.300	10/15/37	2,652,003
The Northwestern Mutual Life Insurance Co.(a)(b)
5,275,000	6.063	03/30/40	5,655,006

			16,011,276

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Media - Cable — 0.2%
Comcast Cable Communications Holdings, Inc.
$1,220,000	8.375%	03/15/13	$1,411,938
2,050,000	9.455	11/15/22	2,814,739

			4,226,677

Media - Non Cable(a) — 0.1%
WPP Finance UK
1,834,000	8.000	09/15/14	2,119,411

Metals & Mining(a) — 0.5%
Anglo American Capital PLC(b)
1,375,000	9.375	04/08/19	1,768,515
Freeport-McMoRan Copper & Gold, Inc.
3,544,000	8.375	04/01/17	3,898,400
Teck Resources Ltd.
2,450,000	10.750	05/15/19	2,976,750

			8,643,665

Noncaptive - Financial — 0.4%
General Electric Capital Corp.
1,300,000	6.000	06/15/12	1,396,029
HSBC Finance Corp.
5,875,000	5.700	06/01/11	6,070,755

			7,466,784

Paper(a) — 0.2%
International Paper Co.
2,500,000	7.500	08/15/21	2,910,870

Pharmaceuticals(a) — 0.2%
Watson Pharmaceuticals, Inc.
2,700,000	5.000	08/15/14	2,895,123

Pipelines(a) — 2.2%
Boardwalk Pipelines LP
4,400,000	5.875	11/15/16	4,785,759
CenterPoint Energy Resources Corp. Series B
4,075,000	5.950	01/15/14	4,439,330
DCP Midstream LLC(b)
2,205,000	9.750	03/15/19	2,835,910
El Paso Pipeline Partners Operating Co. LLC
1,650,000	6.500	04/01/20	1,683,000
Energy Transfer Partners LP
1,750,000	5.950	02/01/15	1,871,445
1,825,000	9.700 (d)	03/15/19	2,193,540
Enterprise Products Operating LLC
6,225,000	5.900	04/15/13	6,772,911
Tennessee Gas Pipeline Co.
1,450,000	8.375	06/15/32	1,696,400
The Williams Cos., Inc.
2,600,000	8.750	03/15/32	3,033,958
TransCanada PipeLines Ltd.(c)
3,200,000	6.350	05/15/67	2,848,000
Valmont Industries, Inc.
3,100,000	6.625	04/20/20	3,159,589
Williams Partners LP/Williams Partners Finance Corp.
2,975,000	7.250	02/01/17	3,389,275

			38,709,117

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Property/Casualty Insurance(a) — 1.4%
Arch Capital Group Ltd.
$1,575,000	7.350%	05/01/34	$1,635,964
Aspen Insurance Holdings Ltd.
1,525,000	6.000	08/15/14	1,609,692
Axis Specialty Finance LLC
2,350,000	5.875	06/01/20	2,259,710
CNA Financial Corp.
500,000	5.850	12/15/14	527,882
Endurance Specialty Holdings Ltd.
1,325,000	6.150	10/15/15	1,420,126
QBE Insurance Group Ltd.(b)(c)
3,150,000	5.647	07/01/23	2,921,143
The Chubb Corp.(c)
4,225,000	6.375	03/29/67	3,971,500
Transatlantic Holdings, Inc.
2,025,000	8.000	11/30/39	2,044,946
White Mountains Reinsurance Group Ltd.(b)
2,725,000	6.375	03/20/17	2,706,237
ZFS Finance USA Trust I(b)(c)
3,050,000	5.875	05/09/32	2,697,023
4,000,000	6.150	12/15/65	3,720,000

			25,514,223

Real Estate Investment Trusts(a) — 1.3%
Developers Diversified Realty Corp.
2,300,000	7.500	04/01/17	2,231,000
Duke Realty LP
3,025,000	5.950	02/15/17	3,128,779
HCP, Inc.
1,350,000	6.000	01/30/17	1,363,063
Healthcare Realty Trust, Inc.
2,400,000	6.500	01/17/17	2,521,231
Kilroy Realty LP(b)
2,350,000	6.625	06/01/20	2,392,194
Liberty Property LP
1,100,000	7.250	03/15/11	1,134,796
ProLogis(d)
950,000	2.250	04/01/37	891,476
1,200,000	1.875	11/15/37	1,073,973
Simon Property Group LP
3,350,000	10.350	04/01/19	4,451,168
WCI Finance LLC(b)
2,986,000	5.400	10/01/12	3,164,954

			22,352,634

Schools(a) — 0.3%
Rensselaer Polytechnic Institute
4,200,000	5.600	09/01/20	4,551,624

Tobacco — 0.1%
Altria Group, Inc.
1,050,000	9.700	11/10/18	1,328,186

Wirelines Telecommunications(a) — 0.4%
Qwest Corp.
1,550,000	8.375	05/01/16	1,693,375
Telecom Italia Capital SA
1,225,000	4.950	09/30/14	1,229,777
3,625,000	7.200	07/18/36	3,496,192

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Wirelines Telecommunications(a) — (continued)
Verizon Wireless Capital LLC
$1,175,000	8.500%	11/15/18	$1,504,165

			7,923,509

TOTAL CORPORATE OBLIGATIONS			$275,288,596

Mortgage-Backed Obligations — 31.4%
Adjustable Rate Non-Agency(c) — 1.1%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
$62,402	3.346%	08/25/33	$53,801
Bear Stearns Adjustable Rate Mortgage Trust Series 2006-2, Class 3A2
595,283	5.750	07/25/36	433,083
Bear Stearns Alt-A Trust Series 2005-8, Class 11A1
1,635,802	0.617	10/25/35	930,628
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-37, Class 1A1
39,835	3.851	08/25/33	34,887
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
50,265	2.783	03/25/33	38,922
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
4,762,222	0.638	10/19/45	2,756,916
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,304,177	0.588	01/19/36	742,470
Lehman XS Trust Series 2005-5N, Class 3A1A
6,157,197	0.647	11/25/35	3,780,218
Lehman XS Trust Series 2005-9N, Class 1A1
7,024,302	0.617	02/25/36	3,712,032
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
2,677,905	1.263	12/25/46	844,440
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
7,893,984	6.435	11/25/37	3,580,670
Sequoia Mortgage Trust Series 2003-4, Class 1A2
1,754,725	0.723	07/20/33	1,504,849
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
122,374	2.755	02/25/33	107,416

			18,520,332

Collateralized Mortgage Obligations — 0.6%
Interest Only(e) — 0.0%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
$134,268	5.500%	04/25/33	$1,094
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(c)(f)
277,354	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(c)(f)
990,169	0.000	07/25/33	1
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(c)(f)
1,372,296	0.000	08/25/33	1
FNMA REMIC Series 2004-47, Class EI(c)(f)
3,398,933	0.000	06/25/34	41,761
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0(c)
5,561,858	0.766	06/25/33	51,900

			94,757

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(c) — 0.1%
GNMA Series 2001-48, Class SA
$120,224	25.351%	10/16/31	$177,258
GNMA Series 2001-51, Class SA
228,491	30.985	10/16/31	357,536
GNMA Series 2001-51, Class SB
236,134	25.351	10/16/31	352,632
GNMA Series 2001-59, Class SA
43,340	25.189	11/16/24	62,847
GNMA Series 2002-11, Class SA
121,910	35.935	02/16/32	205,398
GNMA Series 2002-13, Class SB
284,150	35.935	02/16/32	478,737

			1,634,408

Inverse Floating Rate - Interest Only(c)(e) — 0.0%
FNMA REMIC Series 2003-46, Class BS
3,672,008	7.353	04/25/17	126,050

Planned Amortization Class — 0.2%
FHLMC REMIC Series 2639, Class UL
171,351	4.750	03/15/22	180,288
FHLMC REMIC Series 2681, Class PC
266,287	5.000	01/15/19	266,408
FHLMC REMIC Series 2775, Class MC
632,611	5.000	08/15/27	646,465
FHLMC REMIC Series 2949, Class WV
1,996,372	5.000	12/15/20	2,013,901
FNMA REMIC Series 2003-134, Class ME
211,163	4.500	06/25/33	221,260
FNMA REMIC Series 2004-64, Class BA
140,787	5.000	03/25/34	147,528

			3,475,850

Regular Floater(c) — 0.1%
FHLMC REMIC Series 3013, Class XH(f)
95,768	0.000	08/15/35	95,223
FHLMC REMIC Series 3038, Class XA(f)
218,568	0.000	09/15/35	215,222
FHLMC REMIC Series 3273, Class TC(f)
337,977	0.000	02/15/37	332,744
FHLMC REMIC Series 3325, Class SX(f)
499,626	0.000	06/15/37	490,328
FNMA REMIC Series 2004-62, Class DI(e)(f)
1,517,750	0.000	07/25/33	13,006
FNMA REMIC Series 2004-71, Class DI(e)(f)
3,745,839	0.000	04/25/34	24,358
FNMA REMIC Series 2006-48, Class VF
169,550	0.697	02/25/20	169,724
FNMA REMIC Series 2007-27, Class XA(f)
30,177	0.000	05/25/35	29,945
FNMA REMIC Series 2007-56, Class GY(f)
53,127	0.000	06/25/37	51,806

			1,422,356

Sequential Fixed Rate — 0.0%
FHLMC REMIC Series 2664, Class MA
202,623	5.000	04/15/30	208,732
FHLMC REMIC Series 2796, Class AB
68,407	5.500	10/15/31	69,974

			278,706

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Floating Rate(b)(c) — 0.2%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A
$3,670,329	0.896%	02/25/48	$3,683,843

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$10,715,970

Commercial Mortgage-Backed Securities — 3.7%
Agency — 0.2%
FNMA
$2,574,558	6.460%	12/01/28	$2,872,695
FNMA Series 2001-M2, Class C(c)
268,224	6.300	09/25/15	271,274

			3,143,969

Sequential Fixed Rate — 2.9%
Banc of America Commercial Mortgage, Inc. Series 2006-4, Class A4
7,505,000	5.634	07/10/46	7,693,503
CWCapital Cobalt Ltd. Series 2006-C1, Class A4
10,500,000	5.223	08/15/48	10,191,932
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A1
2,408,037	7.202	10/15/32	2,408,091
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
15,000,000	6.278	11/15/39	15,574,174
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
9,000,000	4.954	09/15/30	9,442,371
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
6,000,000	5.156	02/15/31	6,275,446

			51,585,517

Sequential Floating Rate(c) — 0.6%
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
10,175,000	5.197	11/15/30	10,782,457

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$65,511,943

Federal Agencies — 26.0%
Adjustable Rate FNMA(c) — 1.3%
$23,815	2.609%	06/01/33	$24,792
3,118,006	3.008	07/01/34	3,258,048
9,141,818	3.123	09/01/34	9,513,671
7,120,688	2.698	05/01/35	7,452,021
3,333,097	2.214	06/01/35	3,439,013

			23,687,545

FHLMC — 6.1%
56,274	5.000	12/01/12	60,446
8,149	5.500	07/01/13	8,791
64,096	5.500	12/01/13	69,145
640,937	6.500	12/01/13	697,331
41,156	4.000	02/01/14	43,492
14,628	5.500	02/01/14	15,780
745,642	4.000	03/01/14	787,964
138,855	4.000	04/01/14	146,737
6,296	5.500	06/01/14	6,807
22,847	5.500	09/01/14	24,194
1,350	7.000	10/01/14	1,454
238,527	6.000	12/01/14	254,680
11,254	7.000	05/01/15	12,148

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$38,305	8.000%	07/01/15	$41,769
10,373	7.000	02/01/16	11,257
18,103	7.000	03/01/16	19,619
346,346	7.500	05/01/16	378,884
2,580	5.000	09/01/16	2,767
33,295	5.000	11/01/16	35,718
7,757	5.000	12/01/16	8,322
106,140	5.000	01/01/17	113,941
192,656	5.000	02/01/17	206,939
144,540	5.000	03/01/17	155,255
259,986	5.000	04/01/17	279,262
6,273	5.000	05/01/17	6,738
4,229	5.000	06/01/17	4,543
10,468	5.000	08/01/17	11,244
669,051	5.000	09/01/17	718,648
742,630	5.000	10/01/17	797,685
1,098	7.000	10/01/17	1,211
439,414	5.000	11/01/17	471,988
492,116	5.000	12/01/17	528,596
602,524	5.000	01/01/18	647,483
1,305,028	5.000	02/01/18	1,402,786
1,298,188	5.000	03/01/18	1,395,419
1,085,793	5.000	04/01/18	1,167,118
528,234	4.500	05/01/18	563,092
743,032	5.000	05/01/18	798,696
310,105	4.500	06/01/18	330,568
172,767	5.000	06/01/18	185,703
165,863	5.000	07/01/18	178,290
98,225	5.000	08/01/18	105,570
759,159	4.500	09/01/18	809,255
66,487	5.000	09/01/18	71,468
966,658	4.500	10/01/18	1,030,447
1,037,633	5.000	10/01/18	1,115,369
219,462	4.500	11/01/18	233,944
250,891	5.000	11/01/18	269,688
179,337	5.000	12/01/18	192,774
390,548	4.500	01/01/19	416,320
132,431	5.000	01/01/19	142,352
22,304	5.000	02/01/19	23,975
598,208	4.500	03/01/19	637,385
31,366	5.000	03/01/19	33,717
374,141	5.000	06/01/19	402,177
1,846,676	5.000	06/01/20	1,985,055
2,502,565	5.000	07/01/20	2,687,007
2,129,122	4.500	10/01/23	2,262,829
253,743	5.500	10/01/25	274,364
291,914	5.500	11/01/25	315,637
38,532	7.000	06/01/26	43,332
57,313	7.500	03/01/27	64,972
56,028	7.500	12/01/30	62,481
35,187	7.500	01/01/31	39,240
250,801	6.500	10/01/33	278,170
958,712	5.000	12/01/35	1,017,246
2,630	5.500	02/01/36	2,828
29,893	6.000	04/01/37	32,845
9,055	6.000	07/01/37	9,948
414,992	6.000	09/01/37	455,974
78,773	5.000	04/01/38	83,620
339,330	6.000	07/01/38	373,431
156,373	6.500	09/01/38	171,300
23,414	6.000	10/01/38	25,796
7,621,548	6.000	11/01/38	8,386,085
419,747	6.000	12/01/38	462,443
208,627	6.000	01/01/39	229,848
858,304	5.000	03/01/39	912,256

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$1,208,902	5.000%	04/01/39	$1,283,467
582,329	5.000	05/01/39	619,701
3,537,102	5.000	06/01/39	3,754,689
348,985	5.000	07/01/39	371,382
489,488	5.000	08/01/39	520,902
9,573,517	4.500	09/01/39	9,963,636
12,513,667	5.000	09/01/39	13,292,424
1,362,113	4.500	10/01/39	1,416,543
5,742,723	5.000	10/01/39	6,102,459
3,056,470	5.000	11/01/39	3,244,992
310,876	5.000	01/01/40	330,051
233,186	4.500	02/01/40	242,760
7,352,424	5.000	03/01/40	7,824,301
2,320,992	4.500	04/01/40	2,416,280
7,105,528	5.000	04/01/40	7,561,562
3,985,297	4.500	05/01/40	4,148,912
1,935,662	4.500	06/01/40	2,015,130
5,000,000	5.000	TBA - 30yr(g)	5,287,500

			108,650,349

FNMA — 17.2%
1,170,178	7.040	08/01/15	1,338,754
199,614	8.500	10/01/15	214,549
6,743	7.000	01/01/16	7,330
331,980	6.000	12/01/16	361,388
4,174,640	5.000	10/01/17	4,480,687
3,466,049	5.000	12/01/17	3,720,152
782,294	5.000	01/01/18	839,791
274,120	5.000	02/01/18	294,538
767,594	5.000	04/01/18	824,767
4,048,321	4.500	05/01/18	4,320,942
599,542	5.000	05/01/18	644,199
7,432,935	4.500	06/01/18	7,933,480
435,976	5.000	06/01/18	468,450
3,335,165	4.000	07/01/18	3,531,191
7,483,298	4.500	07/01/18	7,987,235
1,642,116	4.000	08/01/18	1,738,633
1,874,346	4.500	08/01/18	2,000,568
41,278	6.000	08/01/18	45,143
12,027,241	4.000	09/01/18	12,734,152
3,411,934	4.500	09/01/18	3,641,698
114,900	4.500	10/01/18	122,638
3,184	6.500	10/01/18	3,511
352,113	4.500	01/01/19	375,825
477,239	4.500	03/01/19	509,378
1,517,119	5.000	04/01/19	1,630,121
106,327	5.000	05/01/19	114,194
244,262	4.500	06/01/19	260,266
167,582	5.000	06/01/19	180,064
151,946	4.500	07/01/19	161,902
5,086,231	6.000	09/01/19	5,546,544
224,772	5.000	11/01/19	241,403
422,106	5.000	12/01/19	453,547
6,302,426	6.000	12/01/20	6,872,807
217,013	6.000	03/01/21	236,606
186,530	6.000	06/01/21	203,372
293,618	6.000	08/01/21	320,128
434,524	6.000	10/01/22	473,464
1,099,281	5.500	09/01/23	1,190,496
226,190	5.500	10/01/23	245,593
477,485	7.000	08/01/27	531,042
14,961	6.500	09/01/27	16,425
1,092,794	7.000	03/01/28	1,213,373
12,643	6.500	05/01/28	13,894

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$3,074	5.500%	01/01/29	$3,319
473	5.500	04/01/29	510
5,175	7.500	12/01/30	5,710
7,875	8.000	01/01/31	8,685
21,108	8.000	02/01/31	23,345
285,279	7.000	03/01/31	320,139
23,954	5.500	02/01/33	25,798
512,272	5.500	03/01/33	551,693
56,217	5.500	05/01/33	60,534
72,486	5.000	07/01/33	76,967
13,711	5.500	07/01/33	14,764
442,503	5.000	08/01/33	469,518
133,640	5.500	08/01/33	143,903
58,397	5.000	09/01/33	61,962
266,454	5.500	09/01/33	286,916
10,401	6.500	09/01/33	11,578
4,760	5.500	10/01/33	5,125
44,613	5.000	11/01/33	47,337
65,685	5.500	11/01/33	70,719
27,314	5.000	12/01/33	28,982
16,203	5.500	12/01/33	17,445
26,428	5.000	01/01/34	28,042
27,527	5.500	01/01/34	29,638
56,591	5.500	02/01/34	60,928
17,509	5.000	03/01/34	18,577
6,571	5.500	03/01/34	7,071
9,080	5.500	04/01/34	9,770
1,149,171	5.500	05/01/34	1,237,401
37,943	5.500	07/01/34	40,851
14,743	5.500	08/01/34	15,872
987	5.500	10/01/34	1,061
588,036	5.500	12/01/34	632,368
2,462	6.000	12/01/34	2,694
745,885	5.000	04/01/35	790,842
48,772	5.500	04/01/35	52,418
42,269	5.500	07/01/35	45,485
1,543	5.500	08/01/35	1,665
75,646	5.500	09/01/35	81,479
58,291	5.500	11/01/35	62,950
7,228	5.500	12/01/35	7,773
10,549	5.500	01/01/36	11,396
65,566	5.500	02/01/36	70,819
3,486,319	5.500	03/01/36	3,758,635
162,640	6.000	03/01/36	177,761
34,740	5.500	04/01/36	37,527
33,034	6.000	04/01/36	36,105
20,890	6.000	01/01/37	22,833
9,142	5.500	02/01/37	9,833
16,424	5.500	04/01/37	17,668
17,844	5.500	05/01/37	19,195
7,237	5.500	06/01/37	7,785
23,556	6.000	06/01/37	25,771
1,054	5.500	08/01/37	1,134
3,557	5.500	12/01/37	3,827
48,161	6.000	12/01/37	52,940
231,236	5.000	02/01/38	243,855
6,678	5.500	02/01/38	7,184
74,585	6.000	02/01/38	81,601
19,423	5.500	03/01/38	20,896
47,586	6.000	03/01/38	52,114
9,272	5.500	05/01/38	9,977
23,370	6.000	05/01/38	25,732
22,556	5.500	06/01/38	24,272
20,733	6.000	06/01/38	22,829
24,721	5.500	07/01/38	26,599
47,280	6.000	07/01/38	52,059

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$20,199	6.000%	08/01/38	$22,241
121,016	6.000	09/01/38	131,284
284	5.500	12/01/38	308
335,085	5.000	01/01/39	355,805
1,256,277	5.000	02/01/39	1,334,218
1,176,841	4.500	03/01/39	1,225,719
1,223,712	5.000	03/01/39	1,299,381
194,796	4.500	04/01/39	202,641
193,095	5.000	04/01/39	205,095
7,267,936	4.500	05/01/39	7,560,640
1,246,860	5.000	05/01/39	1,325,350
364,340	4.500	06/01/39	379,628
343,683	5.000	06/01/39	365,187
557,368	4.500	07/01/39	580,699
8,366,216	5.000	07/01/39	8,885,668
1,074,191	4.500	08/01/39	1,118,594
8,320,321	5.000	08/01/39	8,843,355
1,717,010	4.500	09/01/39	1,788,843
17,678,025	5.000	09/01/39	18,791,797
7,339,064	4.500	10/01/39	7,634,683
11,744,317	5.000	10/01/39	12,480,785
487,342	4.500	11/01/39	507,372
10,711,474	5.000	11/01/39	11,374,479
3,691,559	4.500	12/01/39	3,839,256
1,837,554	5.000	12/01/39	1,952,863
599,414	4.500	01/01/40	623,632
1,030,045	5.000	01/01/40	1,094,321
588,902	4.500	02/01/40	613,432
2,541,631	5.000	02/01/40	2,701,413
256,757	4.500	03/01/40	267,498
3,160,214	5.000	03/01/40	3,363,530
725,079	4.500	04/01/40	755,414
776,378	4.500	05/01/40	808,858
52,526	4.500	06/01/40	54,724
74,000,000	4.000	TBA - 30yr(g)	74,942,346
13,000,000	5.500	TBA - 30yr(g)	13,954,694
7,000,000	6.000	TBA - 30yr(g)	7,591,717
15,000,000	6.500	TBA - 30yr(g)	16,429,688

			303,633,579

GNMA — 1.4%
30,635	6.000	10/15/38	33,751
126,411	6.000	11/15/38	138,927
181,998	6.000	12/15/38	200,509
476,662	6.000	01/15/39	525,147
1,607,714	5.000	04/15/39	1,722,325
676,529	5.000	05/15/39	724,759
2,092,245	4.500	06/15/39	2,186,314
2,439,990	5.000	06/15/39	2,613,934
955,532	4.500	07/15/39	998,494
96,373	5.000	07/15/39	103,002
5,524,860	5.000	08/15/39	5,908,584
5,711,704	5.000	09/15/39	6,118,886
193,648	4.500	10/15/39	202,355
2,735,778	5.000	10/15/39	2,930,809

			24,407,796

TOTAL FEDERAL AGENCIES			$460,379,269

TOTAL MORTGAGE-BACKED OBLIGATIONS			$555,127,514

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — 0.2%
FHLB
$2,400,000	5.000%	09/28/29	$2,564,623
Small Business Administration
252,322	6.300	06/01/18	275,059

TOTAL AGENCY DEBENTURES			$2,839,682

Asset-Backed Securities — 1.7%
Home Equity — 0.9%
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(b)(c)
$3,400,000	1.593%	10/25/37	$1,837,043
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(b)(c)
6,500,000	1.793	10/25/37	2,652,461
Countrywide Home Equity Loan Trust Series 2002-E, Class A(c)
659,077	0.610	10/15/28	531,143
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(c)
482,126	0.570	12/15/29	250,860
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B(c)
11,992,502	0.487	11/15/36	9,032,735
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
1,598,507	7.000	09/25/37	881,733
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
2,202,698	7.000	09/25/37	1,157,954
Impac CMB Trust Series 2004-08, Class 1A(c)
643,236	1.067	10/25/34	292,053
Impac CMB Trust Series 2004-10, Class 2A(c)
842,586	0.987	03/25/35	347,326

			16,983,308

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
1,068,909	8.330	04/01/30	1,067,079

Student Loan(c) — 0.7%
Education Funding Capital Trust I Series 2004-1, Class A2
3,142,796	0.697	12/15/22	3,118,513
SLM Student Loan Trust Series 2006-7, Class A4
4,000,000	0.386	04/25/22	3,943,992
South Carolina Student Loan Corp. Series 2005, Class A2
5,000,000	0.658	12/01/20	4,874,275

			11,936,780

TOTAL ASSET-BACKED SECURITIES			$29,987,167

Foreign Debt Obligations — 1.2%
Sovereign — 0.8%
Federal Republic of Brazil
$1,710,000	8.250%	01/20/34	$2,257,200
1,460,000	7.125	01/20/37	1,734,480
Ontario Province of Canada
2,800,000	4.100	06/16/14	3,020,529
State of Qatar
2,000,000	5.150	04/09/14	2,148,000
5,410,000	5.250 (b)	01/20/20	5,639,925

			14,800,134

Supranational — 0.4%
North American Development Bank
6,100,000	4.375	02/11/20	6,378,250

TOTAL FOREIGN DEBT OBLIGATIONS			$21,178,384

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 1.2%
California — 0.8%
California State GO Bonds Build America Taxable Series 2009
$2,225,000	7.500%	04/01/34	$2,376,745
3,925,000	7.550	04/01/39	4,215,646
California State GO Bonds Build America Taxable Series 2010
1,645,000	7.950	03/01/36	1,727,892
5,600,000	7.625	03/01/40	6,050,632

			14,370,915

Texas(c) — 0.4%
Brazos Higher Education Authority VRDN RB for Student Loan Revenue Series 2004 I-A-2
7,082,206	0.698	06/27/22	6,942,953

TOTAL MUNICIPAL DEBT OBLIGATIONS			$21,313,868

Government Guarantee Obligations — 18.6%
Achmea Hypotheekbank NV(b)(h)
$7,100,000	3.200%	11/03/14	$7,335,415
Ally Financial, Inc.(i)
22,300,000	1.750	10/30/12	22,719,677
ANZ National (International) Ltd.(b)(h)
12,500,000	3.250	04/02/12	12,875,600
BRFkredit A/S(b)(h)
15,000,000	2.050	04/15/13	15,202,569
Citigroup Funding, Inc.(i)
45,700,000	1.875	10/22/12	46,675,850
12,200,000	1.875	11/15/12	12,462,400
Commonwealth Bank of Australia(b)(h)
5,700,000	2.500	12/10/12	5,849,043
Danske Bank AS(b)(h)
3,500,000	2.500	05/10/12	3,584,726
FIH Erhvervsbank A/S(a)(b)(h)
5,700,000	2.000	06/12/13	5,735,984
General Electric Capital Corp.(i)
10,700,000	2.000	09/28/12	10,959,479
13,700,000	2.625	12/28/12	14,243,715
Israel Government AID Bond(i)
4,000,000	5.500	09/18/33	4,595,492
Kreditanstalt fuer Wiederaufbau MTN(h)
14,000,000	4.750	05/15/12	14,933,873
11,900,000	1.875	01/14/13	12,072,513
17,500,000	2.500	05/28/13	18,057,935
17,000,000	4.000	10/15/13	18,251,496
LeasePlan Corp. NV(b)(h)
9,000,000	3.000	05/07/12	9,256,554
Macquarie Bank Ltd.(b)(h)
13,800,000	3.300	07/17/14	14,466,733
NIBC Bank NV(b)(h)
12,500,000	2.800	12/02/14	12,660,575
Royal Bank of Scotland PLC(b)(h)
15,700,000	1.500	03/30/12	15,806,996
Societe Financement de l’Economie Francaise(b)(h)
14,000,000	2.375	03/26/12	14,307,508
Swedbank AB(b)(h)
7,600,000	2.800	02/10/12	7,794,955
Swedish Housing Finance Corp.(b)(h)
2,500,000	3.125	03/23/12	2,590,807

Principal	Interest		Maturity
Amount	Rate		Date	Value
Government Guarantee Obligations — (continued)
Westpac Banking Corp.(b)(h)
$15,900,000	3.250%		12/16/11	$16,354,581
9,800,000	1.900		12/14/12	9,865,082
Westpac Securities NZ Ltd.(b)(h)
1,500,000	2.500		05/25/12	1,534,320

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$330,193,878

U.S. Treasury Obligations — 19.5%
United States Treasury Bonds
$200,000	4.250	%(j)	05/15/39	$211,510
4,300,000	4.375	(j)	11/15/39	4,642,710
8,300,000	4.625		02/15/40	9,331,940
27,300,000	4.375		05/15/40	29,526,588
United States Treasury Inflation Protected Securities
3,122,550	2.375		01/15/25	3,463,835
1,208,174	2.000		01/15/26	1,277,550
United States Treasury Notes
8,800,000	0.750		05/31/12	8,825,344
48,300,000	0.625		06/30/12	48,301,927
4,200,000	1.750		04/15/13	4,295,550
7,200,000	1.125		06/15/13	7,228,656
40,000,000	1.875		06/30/15	40,151,602
28,800,000	2.375		03/31/16	29,225,377
66,400,000	2.625		04/30/16	68,237,945
1,400,000	3.125		01/31/17	1,464,260
52,000,000	3.750		11/15/18	56,031,563
24,850,000	3.625		08/15/19	26,274,152
1,300,000	3.500		05/15/20	1,386,424
United States Treasury Principal-Only STRIPS(k)
2,800,000	0.000		05/15/21	1,925,756
4,600,000	0.000		11/15/21	3,078,826

TOTAL U.S. TREASURY OBLIGATIONS				$344,881,515

Shares	Rate	Value
Preferred Stock(c) — 0.1%
JPMorgan Chase & Co.
1,200,000	7.900%	$1,236,876

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$1,582,047,480

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(l) — 14.8%
Repurchase Agreement — 14.8%
Joint Repurchase Agreement Account II
$262,500,000	0.053%	07/01/10	$262,500,000
Maturity Value: $262,500,386

TOTAL INVESTMENTS — 104.2%			$1,844,547,480

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%			(74,087,184)

NET ASSETS — 100.0%			$1,770,460,296

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $225,220,889, which represents approximately 12.7% of net assets as of June 30, 2010.

(c) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(g) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $118,205,945,which represents approximately 6.7% of net assets as of June 30, 2010.

(h) Guaranteed by a foreign government. Total market value of these securities amounts to $218,537,265, which represents approximately 12.3% of net assets as of June 30, 2010.

(i) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $111,656,613, which represents approximately 6.3% of net assets as of June 30, 2010.

(j) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(k) Issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Joint repurchase agreement was entered into on June 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corporation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2010, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Gain

Bank of America Securities LLC	EUR	Sale	09/15/10	$1,379,955	$632
	JPY	Purchase	09/15/10	1,394,418	13,418
Citibank NA	GBP	Purchase	09/15/10	1,386,470	5,313
	NZD	Purchase	09/15/10	1,648,209	3,623
Deutsche Bank AG (London)	AUD	Sale	09/15/10	2,118,081	9,937
HSBC Bank PLC	EUR	Purchase	09/15/10	1,431,337	93
UBS AG (London)		Sale	09/15/10	1,368,945	4,538
	SEK	Purchase	09/15/10	2,758,270	14,270
Westpac Banking Corp.	AUD	Sale	09/15/10	2,693,267	13,804
	EUR	Sale	09/15/10	2,734,220	11,399
	NZD	Sale	09/15/10	1,325,115	43,515

TOTAL					$120,542

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Loss

Bank of America Securities LLC	EUR	Sale	09/15/10	$1,180,600	$(11,595)
Barclays Bank PLC	SEK	Sale	09/15/10	1,429,363	(53,363)
Citibank NA	EUR	Sale	09/15/10	2,745,230	(2,434)
	NZD	Purchase	09/15/10	1,340,460	(24,344)
Credit Suisse International (London)	EUR	Sale	07/15/10	6,524,468	(135,135)
Deutsche Bank AG (London)	AUD	Sale	09/15/10	1,408,773	(48,942)
HSBC Bank PLC	EUR	Sale	09/15/10	1,388,519	(18,716)
	SEK	Purchase	09/15/10	1,359,206	(10,794)
		Sale	09/15/10	1,382,563	(1,563)
Royal Bank of Canada	CAD	Purchase	09/15/10	1,318,535	(53,465)
	EUR	Purchase	09/15/10	5,451,313	(41,362)
		Sale	09/15/10	3,283,736	(8,493)
	JPY	Sale	09/15/10	1,425,282	(49,282)
State Street Bank (London)	CAD	Purchase	09/15/10	3,156,950	(75,120)
	SEK	Sale	09/15/10	2,140,272	(76,272)
Westpac Banking Corp.	AUD	Purchase	09/15/10	1,305,346	(61,212)
	NZD	Purchase	09/15/10	1,360,579	(1,068)

TOTAL					$(673,160)

FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (PURCHASE/SALE)

		Expiration	Purchase	Sale	Unrealized
Counterparty	Currency	Date	Current Value	Current Value	Gain

Bank of America Securities LLC	GBP/EUR	09/15/10	$1,426,931	$1,411,763	$15,168
Citibank NA	EUR/NOK	09/15/10	2,746,454	2,741,107	5,347
Credit Suisse International (London)	EUR/GBP	09/15/10	1,432,560	1,426,770	5,790
	GBP/EUR	09/15/10	1,388,058	1,382,402	5,656
JPMorgan Securities, Inc.	EUR/CAD	09/15/10	1,388,519	1,336,783	51,736
	JPY/EUR	09/15/10	1,422,929	1,386,072	36,857
UBS AG (London)	CHF/EUR	09/15/10	6,097,254	5,744,195	353,059
Westpac Banking Corp.	CHF/AUD	09/15/10	1,467,643	1,378,746	88,897

TOTAL					$562,510

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (PURCHASE/SALE)

		Expiration	Purchase	Sale	Unrealized
Counterparty	Currency	Date	Current Value	Current Value	Loss

Barclays Bank PLC	NOK/JPY	09/15/10	$1,390,123	$1,417,196	$(27,073)
	SEK/EUR	09/15/10	499,310	499,840	(530)
Citibank NA	EUR/SEK	09/15/10	1,357,935	1,365,393	(7,458)
Credit Suisse International (London)	AUD/CHF	09/15/10	1,365,400	1,443,604	(78,204)
	EUR/CHF	09/15/10	2,735,443	2,803,639	(68,196)
HSBC Bank PLC	EUR/NOK	09/15/10	1,423,997	1,425,174	(1,177)
	EUR/SEK	09/15/10	1,366,498	1,374,272	(7,774)
JPMorgan Securities, Inc.	CAD/EUR	09/15/10	1,346,179	1,368,945	(22,766)
	NOK/EUR	09/15/10	2,766,292	2,798,525	(32,233)
Royal Bank of Canada	CAD/EUR	09/15/10	1,365,142	1,411,763	(46,621)
	EUR/JPY	09/15/10	1,406,869	1,431,381	(24,512)
UBS AG (London)	EUR/AUD	09/15/10	1,406,869	1,423,837	(16,968)
	NOK/EUR	09/15/10	1,366,285	1,368,945	(2,660)
Westpac Banking Corp.	AUD/CHF	09/15/10	1,396,262	1,426,090	(29,828)

TOTAL					$(366,000)

FORWARD SALES CONTRACTS — At June 30, 2010, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(g)	Date	Amount	Value

FNMA	4.000%	TBA - 30yr	08/12/10	$(33,000,000)	$(33,211,398)
FNMA	4.000	TBA - 30yr	09/14/10	(41,000,000)	(41,390,771)

TOTAL (Proceeds Receivable $73,150,391)					$(74,602,169)

FUTURES CONTRACTS — At June 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(4)	September 2010	$(993,450)	$(7,696)
Eurodollars	(3)	December 2010	(744,225)	(2,560)
5 Year German Euro-Bobl	497	September 2010	73,483,813	107,961
5 Year U.S. Treasury Notes	(541)	September 2010	(64,028,196)	(129,775)
30 Year U.S. Treasury Bonds	716	September 2010	91,290,000	2,287,909

TOTAL				$2,255,839

SWAP CONTRACTS — At June 30, 2010, the Fund had outstanding swap contracts with the following terms:

CREDIT DEFAULT SWAP CONTRACTS

					Credit		Upfront
			Rates		Spread at		Payments
		Notional	received		June 30, 2010		made
	Referenced	Amount	(paid) by	Termination	(basis	Market	(received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	points)(a)	Value	by the Fund	Gain (Loss)

Protection Sold:
Credit Suisse First Boston	Prudential Financial, Inc.
Corp.	4.50%, 7/15/13	1,150	1.000%	06/20/15	271	$(86,484)	$(58,098)	$(28,386)
Deutsche Bank Securities, Inc.
	MetLife, Inc.
	5.00%, 6/15/15	1,900	1.000	03/20/15	332	(181,453)	(108,045)	(73,408)

		1,200	1.000	03/20/15	332	(114,602)	(66,855)	(47,747)

		1,100	1.000	03/20/15	332	(105,052)	(41,828)	(63,224)
JPMorgan Securities, Inc.	Prudential Financial, Inc.
	4.50%, 7/15/13	975	1.000	06/20/15	271	(73,324)	(59,470)	(13,854)

TOTAL						$(560,915)	$(334,296)	$(226,619)

(a) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,827,539,100

Gross unrealized gain	48,655,868
Gross unrealized loss	(31,647,488)

Net unrealized security gain	$17,008,380

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — 14.7%
Automotive — 0.2%
Ally Financial, Inc.
	$625,000	6.875%		09/15/11	$634,375

Banks — 3.3%
ANZ Capital Trust II(a)(b)
	175,000	5.360		12/29/49	166,819
Bank of America Corp.
	450,000	5.625		07/01/20	452,427
Bank of America NA
	1,575,000	6.100		06/15/17	1,624,054
Barclays Bank PLC
	900,000	6.750		05/22/19	998,013
BBVA Bancomer SA(b)
	750,000	7.250		04/22/20	758,152
Citigroup, Inc.
	400,000	6.375		08/12/14	425,613
	925,000	5.000		09/15/14	925,092
Credit Agricole SA(a)(b)(c)
	150,000	8.375		10/13/49	141,750
Discover Bank
	400,000	8.700		11/18/19	442,435
Fifth Third Bank(c)
	450,000	0.546		05/17/13	422,545
First Niagara Financial Group, Inc.(a)
	325,000	6.750		03/19/20	341,569
HSBC Holdings PLC
	500,000	6.800		06/01/38	535,223
JPMorgan Securities, Inc.
	750,000	7.250		02/01/18	875,807
JPMorgan Chase Capital XXII Series V(a)
	250,000	6.450		02/02/37	231,731
Lloyds TSB Bank PLC(b)
	500,000	4.375		01/12/15	481,730
MUFG Capital Finance 1 Ltd.(a)(c)
	250,000	6.346		07/29/49	237,500
PNC Bank NA
	250,000	6.875		04/01/18	282,296
Resona Preferred Global Securities Cayman Ltd.(a)(b)(c)
	550,000	7.191		12/29/49	506,115
Royal Bank of Scotland PLC(b)
	600,000	4.875		08/25/14	601,747
US Bank NA(a)(c)
EUR	200,000	4.375		02/28/17	243,300

					10,693,918

Brokerage — 0.5%
Morgan Stanley & Co.
	$550,000	0.545	(c)	01/09/12	534,800
	325,000	6.625	(a)	04/01/18	340,406
	525,000	7.300	(a)	05/13/19	563,754
	250,000	5.625	(a)	09/23/19	241,628

					1,680,588

Chemicals(a) — 0.2%
The Dow Chemical Co.
	500,000	7.600		05/15/14	575,490
	175,000	5.900		02/15/15	190,690

					766,180

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Consumer Products(a) — 0.1%
Whirlpool Corp.
$75,000	8.000%		05/01/12	$82,286
100,000	8.600		05/01/14	118,114

				200,400

Distributors(a)(b) — 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
250,000	6.750		09/30/19	276,055
Southern Star Central Gas Pipeline, Inc.
300,000	6.000		06/01/16	314,623

				590,678

Electric(a) — 0.7%
Arizona Public Service Co.
150,000	6.250		08/01/16	166,031
375,000	8.750		03/01/19	475,299
Commonwealth Edison Co.
150,000	5.875		02/01/33	163,098
Enel Finance International SA(b)
425,000	5.125		10/07/19	426,893
Nevada Power Co.
225,000	7.125		03/15/19	263,533
NiSource Finance Corp.
125,000	10.750		03/15/16	161,597
Progress Energy, Inc.
100,000	5.625		01/15/16	110,861
150,000	7.050		03/15/19	178,436
Puget Sound Energy, Inc.(c)
250,000	6.974		06/01/67	229,670

				2,175,418

Energy — 0.9%
Dolphin Energy Ltd.(a)(b)
230,232	5.888		06/15/19	238,290
Halliburton Co.(b)
25,000	7.600		08/15/96	26,904
Petro-Canada(a)
550,000	6.050		05/15/18	619,794
Petroleos Mexicanos(a)
370,000	8.000		05/03/19	441,225
Transocean, Inc.(d)
1,550,000	1.500		12/15/37	1,375,625
XTO Energy, Inc.(a)
225,000	6.500		12/15/18	273,968

				2,975,806

Food & Beverage — 0.7%
Anheuser-Busch InBev Worldwide, Inc.(a)
175,000	7.200	(b)	01/15/14	201,221
625,000	4.125		01/15/15	652,041
575,000	7.750	(b)	01/15/19	697,913
Kraft Foods, Inc.
375,000	6.125		08/23/18	424,096
350,000	6.500		02/09/40	387,930

				2,363,201

Health Care - Medical Products(a) — 0.5%
Agilent Technologies, Inc.
525,000	5.500		09/14/15	565,064
Boston Scientific Corp.
300,000	4.500		01/15/15	294,443

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Health Care - Medical Products(a) — (continued)
Boston Scientific Corp. — (continued)
$150,000	6.000%	01/15/20	$148,859
125,000	7.000	11/15/35	120,479
Covidien International Finance SA
400,000	4.200	06/15/20	409,047

			1,537,892

Health Care - Services(a) — 0.1%
HCA, Inc.
250,000	7.875	02/15/20	257,500

Life Insurance — 0.8%
MetLife Capital Trust X(a)(b)(c)
400,000	9.250	04/08/38	432,000
Prudential Financial, Inc.
850,000	3.875	01/14/15	856,313
Symetra Financial Corp.(a)(b)
100,000	6.125	04/01/16	100,617
The Hartford Financial Services Group, Inc.(a)
150,000	6.625	03/30/40	140,110
The Northwestern Mutual Life Insurance Co.(a)(b)
1,000,000	6.063	03/30/40	1,072,039

			2,601,079

Media - Cable — 0.6%
Comcast Cable Communications Holdings, Inc.
175,000	9.455	11/15/22	240,283
Comcast Holdings Corp.
200,000	10.625	07/15/12	232,752
Cox Communications, Inc.(a)(b)
150,000	5.875	12/01/16	166,981
300,000	6.250	06/01/18	338,699
CSC Holdings, Inc. Series B
250,000	7.625	04/01/11	256,250
DIRECTV Holdings LLC(a)
250,000	6.350	03/15/40	266,948
DIRECTV Holdings LLC / DirecTV Financing Co, Inc.(a)
250,000	5.875	10/01/19	272,643
DISH DBS Corp.(a)
125,000	7.125	02/01/16	125,312

			1,899,868

Media - Non Cable(a) — 0.4%
Reed Elsevier Capital, Inc.
645,000	8.625	01/15/19	815,973
WPP Finance UK
276,000	8.000	09/15/14	318,952

			1,134,925

Metals & Mining(a) — 0.7%
Anglo American Capital PLC(b)
500,000	9.375	04/08/19	643,097
ArcelorMittal
325,000	6.125	06/01/18	338,862
Freeport-McMoRan Copper & Gold, Inc.
675,000	8.375	04/01/17	742,500
Teck Resources Ltd.
500,000	10.750	05/15/19	607,500

			2,331,959

Noncaptive - Financial — 0.2%
General Electric Co.
275,000	5.250	12/06/17	299,602

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Noncaptive - Financial — (continued)
Pemex Project Funding Master Trust
	$10,000	9.125%		10/13/10	$9,980
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
	260,000	9.125		04/30/18	280,150

					589,732

Packaging(a)(c) — 0.0%
Impress Holdings BV
EUR	125,000	3.769		09/15/13	143,425

Paper(a) — 0.1%
International Paper Co.
	$175,000	7.950		06/15/18	207,232

Pipelines — 1.9%
Boardwalk Pipelines LP(a)
	575,000	5.875		11/15/16	625,412
Buckeye Partners LP(a)
	475,000	5.500		08/15/19	486,829
DCP Midstream LLC(a)(b)
	500,000	9.750		03/15/19	643,063
El Paso Corp.(a)
	500	7.750		01/15/32	488
Energy Transfer Partners LP(a)
	675,000	5.950		02/01/15	721,843
Enterprise Products Operating LLC(a)
	275,000	6.650		04/15/18	309,446
	100,000	7.034	(c)	01/15/68	91,161
Gulf South Pipeline Co. LP(a)(b)
	175,000	6.300		08/15/17	189,116
ONEOK Partners LP(a)
	125,000	6.650		10/01/36	127,931
Southern Natural Gas Co.(a)(b)
	50,000	5.900		04/01/17	52,964
Tennessee Gas Pipeline Co.
	825,000	8.000	(a)	02/01/16	958,929
	325,000	7.625		04/01/37	361,482
The Williams Cos., Inc.(a)
	533,000	7.875		09/01/21	615,416
TransCanada PipeLines Ltd.(a)(c)
	875,000	6.350		05/15/67	778,750
Williams Partners LP(a)(b)
	275,000	5.250		03/15/20	283,261

					6,246,091

Property/Casualty Insurance — 0.4%
Endurance Specialty Holdings Ltd.(a)
	75,000	6.150		10/15/15	80,384
	100,000	7.000		07/15/34	94,335
QBE Insurance Group Ltd.(b)
	122,000	9.750		03/14/14	147,479
The Chubb Corp.(a)(c)
	125,000	6.375		03/29/67	117,500
Transatlantic Holdings, Inc.(a)
	275,000	8.000		11/30/39	277,709
ZFS Finance USA Trust I(a)(b)(c)
	500,000	6.150		12/15/65	465,000

					1,182,407

Real Estate Investment Trust(a) — 0.5%
Developers Diversified Realty Corp.
	450,000	7.500		04/01/17	436,500

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Real Estate Investment Trust(a) — (continued)
ProLogis(d)
	$325,000	1.875%	01/15/13	$290,867
Simon Property Group LP
	625,000	10.350	04/01/19	830,442
WEA Finance LLC/WT Finance Australia Property Ltd.(b)
	150,000	7.500	06/02/14	169,990

				1,727,799

Retailers(a) — 0.2%
CVS Caremark Corp.
	525,000	5.750	06/01/17	588,314

Schools(a) — 0.3%
Rensselaer Polytechnic Institute
	850,000	5.600	09/01/20	921,162

Technology(a) — 0.1%
Fiserv, Inc.
	225,000	6.125	11/20/12	246,931

Tobacco — 0.4%
Altria Group, Inc.
	225,000	9.700	11/10/18	284,611
BAT International Finance PLC(a)(b)
	672,000	9.500	11/15/18	880,609

				1,165,220

Wireless Telecommunications(a) — 0.2%
AT&T, Inc.
	450,000	6.400	05/15/38	492,868
Hellas Telecommunications Luxembourg V(c)
EUR	125,967	4.644	10/15/12	45,441
Sprint Capital Corp.
	$125,000	8.375	03/15/12	130,938

				669,247

Wirelines Telecommunications(a) — 0.5%
Angel Lux Common SA
EUR	125,000	8.250	05/01/16	158,038
Qwest Corp.
	$375,000	8.375	05/01/16	409,687
Telecom Italia Capital SA
	175,000	6.200	07/18/11	180,712
	325,000	7.200	07/18/36	313,452
Verizon Communications, Inc.
	200,000	6.400	02/15/38	218,982
	150,000	8.950	03/01/39	212,545
Verizon Wireless Capital LLC
	150,000	8.500	11/15/18	192,021

				1,685,437

TOTAL CORPORATE OBLIGATIONS				$47,216,784

Mortgage-Backed Obligations — 24.4%
Adjustable Rate Non-Agency(c) — 4.1%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
	$112,677	3.092%	04/25/35	$91,805
Banc of America Funding Corp. Series 2007-E, Class 4A1
	1,376,279	5.718	07/20/47	913,422
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
	103,122	2.613	04/25/34	93,545

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Countrywide Alternative Loan Trust Series 2005-38, Class A3
$294,281	0.697%	09/25/35	$162,489
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
226,649	3.506	04/20/35	207,066
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
134,822	3.479	11/20/34	104,457
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR1, Class 2A1A
2,410,281	1.353	04/19/47	1,400,411
First Horizon Asset Securities, Inc. Series 2004-AR6, Class 2A1
51,720	3.007	12/25/34	48,498
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
190,167	3.443	06/25/34	178,226
Harborview Mortgage Loan Trust Series 2006-09, Class 2A1A
1,198,729	0.558	11/19/36	680,133
Harborview Mortgage Loan Trust Series 2006-10, Class 2A1A
588,797	0.528	11/19/36	318,944
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
376,990	3.153	08/25/35	280,391
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
438,999	2.966	07/25/35	386,519
Lehman XS Trust Series 2006-2N, Class 1A1
1,275,703	0.607	02/25/46	649,003
Lehman XS Trust Series 2007-16N, Class 2A2
1,250,230	1.197	09/25/47	699,725
Lehman XS Trust Series 2007-4N, Class 1A1
1,278,659	0.477	03/25/47	803,462
Master Adjustable Rate Mortgages Trust Series 2006-A2, Class 4A1B
669,476	1.621	12/25/46	229,797
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
533,077	2.797	10/25/34	427,085
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
877,109	6.435	11/25/37	397,852
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
538,294	5.201	09/25/35	449,470
Residential Funding Mortgage Securities I Series 2007-SA2, Class 2A1
1,229,334	5.633	04/25/37	789,472
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
189,855	2.469	05/25/34	177,260
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
74,187	2.548	09/25/34	64,236
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
352,999	2.628	11/25/34	293,561
Structured Adjustable Rate Mortgage Loan Trust Series 2005-22, Class 1A4
3,000,000	5.250	12/25/35	1,159,587
Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 5A2
1,000,000	5.209	02/25/36	530,945
Washington Mutual Asset-Backed Certificates Series 2007-HE1, Class 2A3
3,000,000	0.497	01/25/37	1,006,732
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR03, Class A2
203,934	2.709	06/25/34	198,668
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
537,110	5.252	03/25/37	427,782

			13,170,543

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — 2.2%
Planned Amortization Class — 0.1%
FNMA REMIC Series 2005-70, Class PA
$392,747	5.500%	08/25/35	$431,106

Regular Floater(c) — 0.6%
FHLMC REMIC Series 3038, Class XA(e)
31,224	0.000	09/15/35	30,746
FHLMC REMIC Series 3266, Class F
1,382,568	0.650	01/15/37	1,373,470
FNMA REMIC Series 2007-2, Class FM
486,522	0.597	02/25/37	482,685

			1,886,901

Sequential Fixed Rate — 0.4%
Countrywide Alternative Loan Trust Series 2005-1CB, Class 2A1
582,344	6.000	03/25/35	481,305
FHLMC REMIC Series 3200, Class AD
291,916	5.500	05/15/29	298,768
First Horizon Alternative Mortgage Securities Series 2006-FA8, Class 1A7
820,539	6.000	02/25/37	607,199

			1,387,272

Sequential Floating Rate(c) — 1.1%
Bear Stearns Alt-A Trust Series 2006-6, Class 1A1
1,899,875	0.507	11/25/36	760,662
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3
6,956,304	0.597	11/25/36	621,938
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2006-AR3, Class A6
6,915,228	0.627	08/25/36	847,817
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2007-BAR1, Class A3
4,000,000	0.507	03/25/37	1,189,954

			3,420,371

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$7,125,650

Commercial Mortgage-Backed Securities — 1.1%
Sequential Fixed Rate — 0.4%
Banc of America Commercial Mortgage, Inc. Series 2002-2, Class A3
$530,000	5.118%	07/11/43	$551,535
GMAC Commercial Mortgage Securities, Inc. Series 2000-C3, Class A2
534,184	6.957	09/15/35	539,052

			1,090,587

Sequential Floating Rate(c) — 0.7%
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP3, Class A4A
1,000,000	4.936	08/15/42	1,036,966
Morgan Stanley Capital I Series 2006-HQ9, Class A4
1,100,000	5.731	07/12/44	1,161,395

			2,198,361

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$3,288,948

Federal Agencies — 17.0%
Adjustable Rate FHLMC(c) — 1.1%
$420,967	4.825%	09/01/35	$440,997
169,088	5.740	04/01/37	178,533

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
Adjustable Rate FHLMC(c) — (continued)
$2,912,826	3.594%	06/01/40	$3,026,910

			3,646,440

FHLMC — 3.1%
193,306	5.000	05/01/18	207,788
266,882	6.500	08/01/37	294,842
16,476	6.000	09/01/37	18,103
593,070	6.500	10/01/37	658,354
19,149	6.000	02/01/38	21,070
175,109	6.000	07/01/38	192,505
535,658	6.500	09/01/38	586,790
20,633	6.000	10/01/38	22,732
625,674	5.000	04/01/39	665,829
124,736	5.000	05/01/39	132,742
646,223	5.000	06/01/39	687,000
477,476	5.000	07/01/39	507,164
144,328	5.000	08/01/39	153,386
962,841	4.500	09/01/39	1,002,671
2,021,997	5.000	10/01/39	2,150,058
978,862	5.000	11/01/39	1,040,205
1,560,792	5.000	12/01/39	1,660,963

			10,002,202

FNMA — 11.1%
167,228	4.500	10/01/18	178,489
34,191	4.500	11/01/18	36,493
1,731,915	4.500	12/01/18	1,848,545
15,663	6.000	12/01/18	17,130
37,927	4.500	01/01/19	40,412
148,990	6.000	02/01/19	162,795
139,330	4.500	05/01/19	148,460
216,381	5.000	05/01/19	232,498
299,907	4.000	06/01/19	317,180
278,590	5.000	08/01/19	299,203
226,466	6.000	08/01/19	247,449
254,312	6.000	09/01/19	277,327
772,778	4.500	03/01/20	824,818
499,311	5.500	06/01/20	541,773
3,076,780	5.000	08/01/20	3,300,382
315,121	6.000	12/01/20	343,640
291,473	5.000	01/01/21	311,409
391,370	6.000	04/01/21	426,790
131,442	6.000	06/01/21	143,309
111,593	5.500	07/01/21	120,410
73,178	6.000	07/01/21	79,785
65,341	4.500	11/01/22	69,081
297,719	5.000	07/01/23	317,696
393,196	5.000	08/01/23	421,212
192,505	5.500	09/01/23	208,461
75,397	5.500	10/01/23	81,864
614,093	4.500	12/01/23	648,827
77	6.000	03/01/32	85
434,069	6.000	12/01/32	478,998
5,100	6.000	05/01/33	5,601
29,775	5.000	08/01/33	31,593
3,757	5.500	09/01/33	4,046
2,305	6.000	12/01/33	2,530
4,726	5.500	02/01/34	5,088
69,253	6.000	02/01/34	76,341
758	5.500	04/01/34	816
49,102	5.500	12/01/34	52,803
14,005	6.000	02/01/35	15,320
139,114	5.000	04/01/35	147,499
2,799	6.000	04/01/35	3,058

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$19,072	6.000%	07/01/35	$20,809
6,317	5.500	09/01/35	6,804
222,766	5.000	11/01/35	235,810
67,222	6.000	11/01/35	73,264
67,548	6.000	01/01/36	73,786
6,040	6.000	02/01/36	6,581
166,635	4.500	03/01/36	173,684
250,723	5.000	03/01/36	265,404
37,349	6.000	03/01/36	40,805
40,749	6.000	04/01/36	44,537
1,861	6.000	05/01/36	2,025
4,202	6.000	06/01/36	4,571
120,859	6.000	01/01/37	131,416
810	5.500	02/01/37	871
1,234	5.500	04/01/37	1,327
1,490	5.500	05/01/37	1,603
23,556	6.000	06/01/37	25,771
50,722	6.000	07/01/37	55,089
78,862	6.000	08/01/37	85,602
303,903	6.000	09/01/37	329,401
32,244	6.000	10/01/37	34,949
187,745	6.000	11/01/37	203,498
81,560	6.000	12/01/37	89,141
55,575	6.000	01/01/38	60,238
74,585	6.000	02/01/38	81,601
1,720	5.500	03/01/38	1,850
47,586	6.000	03/01/38	52,114
70,439	5.000	05/01/38	74,494
23,370	6.000	05/01/38	25,732
1,210	5.500	06/01/38	1,302
20,733	6.000	06/01/38	22,829
1,733	5.500	07/01/38	1,865
47,280	6.000	07/01/38	52,059
2,301	5.500	08/01/38	2,476
20,199	6.000	08/01/38	22,241
1,182	5.500	09/01/38	1,271
33,722	6.000	10/01/38	36,605
761	5.500	12/01/38	818
284,225	5.000	02/01/39	301,871
1,612,686	4.500	03/01/39	1,680,569
354,034	5.000	03/01/39	375,926
73,453	4.500	04/01/39	76,412
1,225,998	4.500	05/01/39	1,275,373
28,932	5.000	05/01/39	30,793
71,380	4.500	06/01/39	74,388
27,551	5.000	06/01/39	29,323
125,507	4.500	07/01/39	130,795
1,459,920	5.000	07/01/39	1,550,455
599,838	4.500	08/01/39	624,938
958,195	5.000	08/01/39	1,019,841
605,086	4.500	09/01/39	630,401
174,986	5.000	09/01/39	186,243
707,106	4.500	10/01/39	735,593
495,758	5.000	10/01/39	527,653
677,760	4.500	11/01/39	705,980
1,027,738	4.500	12/01/39	1,068,112
652,705	4.500	01/01/40	679,115
2,327,328	5.000	01/01/40	2,476,879
171,530	4.500	02/01/40	178,707
229,438	5.000	02/01/40	243,625
297,091	4.500	03/01/40	309,520
476,645	4.500	04/01/40	496,586
2,000,000	4.000	TBA - 30yr(f)	2,025,469

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$3,000,000	6.500%		TBA - 30yr(f)	$3,285,938

				35,533,964

GNMA — 1.7%
13,579	5.500		05/15/36	14,702
907,920	6.000		08/15/38	990,013
24,029	5.000		04/15/39	25,742
261,622	5.000		06/15/39	280,272
2,880,556	5.000		08/15/39	3,085,909
581,510	5.000		09/15/39	622,965
391,548	5.000		10/15/39	419,460

				5,439,063

TOTAL FEDERAL AGENCIES				$54,621,669

TOTAL MORTGAGE-BACKED OBLIGATIONS				$78,206,810

Agency Debentures — 3.0%
FHLB
$2,400,000	4.625	%(g)	09/11/20	$2,613,702
300,000	5.000		09/28/29	320,578
FHLMC
4,300,000	4.500		04/02/14	4,747,024
Private Export Funding Corp.
1,500,000	3.050		10/15/14	1,557,366
Tennessee Valley Authority Series B
400,000	4.375		06/15/15	442,294

TOTAL AGENCY DEBENTURES				$9,680,964

Asset-Backed Securities — 6.9%
Collateralized Loan Obligations(b)(c) — 2.7%
Gulf Stream Compass CLO, Ltd. Series 04-1A, Class A
$4,363,004	0.663%		07/15/16	$4,122,764
WG Horizons CLO Series 06-1A, Class A1
5,000,000	0.796		05/24/19	4,485,645

				8,608,409

Home Equity — 1.6%
ACE Securities Corp. Series 2007-HE4, Class A2A(c)
8,712,602	0.477		05/25/37	2,872,514
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(c)
13,699	0.747		10/27/32	9,736
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(c)
9,125	1.007		10/25/32	7,614
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(b)(c)
151,246	1.347		10/25/37	138,875
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(b)(c)
150,000	1.593		10/25/37	81,046
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(b)(c)
450,000	1.793		10/25/37	183,632
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(c)
1,879	0.967		01/25/32	1,086
First Alliance Mortgage Loan Trust Series 1999-4, Class A2(c)
2,553	1.108		03/20/31	1,747
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
53,284	7.000		09/25/37	29,391
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
94,401	7.000		09/25/37	49,627
Home Equity Asset Trust Series 2002-1, Class A4(c)
257	0.947		11/25/32	187

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
People’s Financial Realty Mortgage Securities Trust Series 2006-1, Class 1A3(c)
	$5,500,000	0.507%		09/25/36	$1,607,376
Renaissance Home Equity Loan Trust Series 2003-2, Class A(c)
	3,066	0.787		08/25/33	2,385
Renaissance Home Equity Loan Trust Series 2003-3, Class A(c)
	8,401	0.847		12/25/33	6,576
Salomon Brothers Mortgage Securities VII Series 2002-CIT1, Class A(c)
	91	0.947		03/25/32	49
Wells Fargo Home Equity Trust Series 2005-3, Class AI1A(c)
	27,657	0.617		11/25/35	27,507

					5,019,348

Student Loan(c) — 2.6%
Brazos Student Finance, Corp. Series 10-1, Class A1
	1,000,000	1.438		06/25/35	1,010,009
College Loan, Corp. Trust Series 06-1, Class A3
	1,000,000	0.406		10/25/25	988,688
Education Funding Capital Trust I Series 2004-1, Class A2
	571,417	0.697		12/15/22	567,039
Goal Capital Funding Trust Series 10-1, Class A(b)
	1,500,000	1.238		08/25/48	1,497,388
Missouri Higher Education Loan Authority Student Loan Series 2010, Class A-1
	971,131	1.447		11/26/32	984,206
SLM Student Loan Trust Series 2006-7, Class A4
	1,000,000	0.386		04/25/22	985,998
South Carolina Student Loan Corp. Series 2005, Class A1
	1,000,000	0.638		12/03/18	992,594
South Carolina Student Loan Corp. Series 2006-1, Class A1
	1,500,000	0.628		12/01/19	1,478,772

					8,504,694

TOTAL ASSET-BACKED SECURITIES					$22,132,451

Foreign Debt Obligations — 2.3%
Sovereign — 1.9%
Federal Republic of Brazil
	$780,000	4.875%		01/22/21	$781,560
Mexican Bonos
MXN	37,570,000	9.000		12/20/12	3,147,243
Ontario Province of Canada
	$500,000	4.100		06/16/14	539,380
Republic of Peru
	230,000	7.125		03/30/19	273,125
State of Qatar
	500,000	5.150		04/09/14	537,000
	630,000	5.250	(b)	01/20/20	656,775
United Mexican States
	300,000	6.050		01/11/40	316,500

					6,251,583

Supranational — 0.4%
North American Development Bank
	1,100,000	4.375		02/11/20	1,150,176

TOTAL FOREIGN DEBT OBLIGATIONS					$7,401,759

Structured Notes — 0.8%
Republic of Indonesia
IDR	5,533,000,000	10.000	%(h)	07/17/17	$670,796

Principal		Interest		Maturity
Amount		Rate		Date	Value
Structured Notes — (continued)
Republic of Indonesia — (continued)
IDR	8,300,000,000	10.000	%(i)	07/17/17	$1,026,993
	5,782,000,000	11.000	(h)	11/17/20	749,141
	1,600,000,000	10.500	(i)	08/19/30	188,858

TOTAL STRUCTURED NOTES					$2,635,788

Municipal Debt Obligations — 1.0%
California — 1.0%
California State GO Bonds Build America Taxable Series 2009
	$375,000	7.500%		04/01/34	$400,575
	500,000	7.550		04/01/39	537,025
California State GO Bonds Build America Taxable Series 2010
	625,000	7.950		03/01/36	656,494
	1,375,000	7.625		03/01/40	1,485,646

					3,079,740

Ohio — 0.0%
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2
	25,000	5.875		06/01/47	17,886

TOTAL MUNICIPAL DEBT OBLIGATIONS					$3,097,626

Government Guarantee Obligations — 12.0%
Achmea Hypotheekbank NV(b)(j)
	$1,800,000	3.200%		11/03/14	$1,859,683
ANZ National (International) Ltd.(b)(j)
	1,700,000	3.250		04/02/12	1,751,082
BRFkredit A/S(b)(j)
	3,000,000	2.050		04/15/13	3,040,514
Citigroup Funding, Inc.(k)
	1,600,000	1.875		11/15/12	1,634,413
Commonwealth Bank of Australia(b)(j)
	1,500,000	2.500		12/10/12	1,539,222
Danske Bank AS(b)(j)
	700,000	2.500		05/10/12	716,945
FIH Erhvervsbank A/S(b)(j)
	600,000	2.000		06/12/13	603,788
ING Bank NV(b)(j)
	1,400,000	2.625		02/09/12	1,427,527
Israel Government AID Bond(k)
	50,000	5.500		04/26/24	58,531
	40,000	5.500		09/18/33	45,955
Kreditanstalt fuer Wiederaufbau MTN(j)
	1,500,000	4.750		05/15/12	1,600,058
	2,000,000	1.875		01/14/13	2,028,994
	2,100,000	2.500		05/28/13	2,166,952
Landwirtschaftliche Rentenbank(j)
	2,400,000	1.875		09/24/12	2,432,871
	2,600,000	4.875		01/10/14	2,857,159
LeasePlan Corp. NV(b)(j)
	600,000	3.000		05/07/12	617,104
Macquarie Bank Ltd.(b)(j)
	1,900,000	3.300		07/17/14	1,991,796
Royal Bank of Scotland PLC(b)(j)
	2,200,000	1.500		03/30/12	2,214,993
	900,000	2.625		05/11/12	922,819
Swedbank AB(b)(j)
	200,000	2.800		02/10/12	205,130
	300,000	2.900		01/14/13	310,702
Swedish Housing Finance Corp.(b)(j)
	3,000,000	3.125		03/23/12	3,108,968

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Government Guarantee Obligations — (continued)
Westpac Banking Corp.(b)(j)
$3,300,000	3.250%	12/16/11	$3,394,347
1,600,000	1.900	12/14/12	1,610,626
Westpac Securities NZ Ltd.(b)(j)
300,000	2.500	05/25/12	306,864

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$38,447,043

U.S. Treasury Obligations — 23.9%
United States Treasury Bonds
$1,600,000	4.375%	11/15/39	$1,727,520
700,000	4.625	02/15/40	787,031
3,000,000	4.375	05/15/40	3,244,680
United States Treasury Inflation Protected Securities
925,200	2.375	01/15/25	1,026,322
219,668	2.000	01/15/26	232,282
United States Treasury Notes
9,600,000	1.000	04/30/12	9,671,904
11,400,000	0.750	05/31/12	11,432,831
20,100,000	0.625	06/30/12	20,100,802
1,300,000	1.125	06/15/13	1,305,174
600,000	1.875	06/30/15	602,274
300,000	3.125	01/31/17	313,770
4,900,000	3.125	05/15/19	5,001,969
11,800,000	3.625	08/15/19	12,476,257
United States Treasury Principal-Only STRIPS(l)
2,100,000	0.000	08/15/20	1,502,529
5,500,000	0.000	05/15/21	3,782,735
5,400,000	0.000	11/15/26	2,867,778
2,100,000	0.000	02/15/36	748,587

TOTAL U.S. TREASURY OBLIGATIONS			$76,824,445

Shares	Rate	Value
Preferred Stock(c) — 0.1%
JPMorgan Chase & Co.
350,000	7.900%	$360,756

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$286,004,426

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(m) — 10.8%
Repurchase Agreement — 10.8%
Joint Repurchase Agreement Account II
$34,800,000	0.053%	07/01/10	$34,800,000
Maturity Value: $34,800,051

TOTAL INVESTMENTS — 99.9%			$320,804,426

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			243,396

NET ASSETS — 100.0%			$321,047,822

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $47,211,362, which represents approximately 14.7% of net assets as of June 30, 2010.

(c) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(f) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $5,311,407, which represents approximately 1.7% of net assets as of June 30, 2010.

(g) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(h) The underlying security is issued by JPMorgan Securities, Inc.

(i) The underlying security is issued by Deutsche Bank AG.

(j) Guaranteed by a foreign government. Total market value of these securities amounts to $36,708,144, which represents approximately 11.4% of net assets as of June 30, 2010.

(k) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $1,738,899, which represents approximately 0.6% of net assets as of June 30, 2010.

(l) Issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Joint repurchase agreement was entered into on June 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona

Investment Abbreviations:
BP	— British Pound Offered Rate
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2010, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Gain

Bank of America Securities LLC	EUR	Sale	09/15/10	$419,614	$192
	JPY	Purchase	09/15/10	427,110	4,110
Citibank NA	GBP	Purchase	09/15/10	421,319	1,615
	NZD	Purchase	09/15/10	241,472	531
Deutsche Bank AG (London)	AUD	Sale	09/15/10	313,906	1,473
Royal Bank of Scotland PLC	EUR	Purchase	09/15/10	429,401	138
	SEK	Sale	09/15/10	422,392	608
UBS AG (London)	EUR	Sale	09/15/10	417,167	1,383
	SEK	Purchase	09/15/10	844,368	4,368
Westpac Banking Corp.	AUD	Sale	09/15/10	824,912	4,225
	EUR	Sale	09/15/10	834,335	3,478
	NZD	Sale	09/15/10	407,151	13,370

TOTAL					$35,491

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Loss

Barclays Bank PLC	SEK	Sale	09/15/10	$434,211	$(16,210)
Citibank NA	EUR	Sale	09/15/10	833,111	(739)
	NZD	Purchase	09/15/10	410,561	(7,456)
Credit Suisse International (London)	EUR	Sale	07/15/10	855,635	(17,722)
Deutsche Bank AG (London)	AUD	Sale	09/15/10	428,721	(14,894)
	IDR	Sale	07/12/10	2,618,168	(63,394)
HSBC Bank PLC	EUR	Sale	09/15/10	422,061	(5,689)
	SEK	Purchase	09/15/10	412,722	(3,277)
Royal Bank of Canada	CAD	Purchase	09/15/10	401,711	(16,289)
	EUR	Purchase	09/15/10	1,666,223	(12,628)
		Sale	09/15/10	863,342	(2,337)
	JPY	Sale	09/15/10	432,970	(14,971)
State Street Bank (London)	CAD	Purchase	09/15/10	675,589	(16,076)
	SEK	Sale	09/15/10	651,207	(23,207)
Westpac Banking Corp.	AUD	Purchase	09/15/10	397,025	(18,618)
	NZD	Purchase	09/15/10	413,288	(325)

TOTAL					$(233,832)

FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (PURCHASE/SALE)

		Expiration	Purchase	Sale	Unrealized
Counterparty	Currency	Date	Current Value	Current Value	Gain

Bank of America Securities LLC	GBP/EUR	09/15/10	$434,014	$429,401	$4,613
Citibank NA	EUR/NOK	09/15/10	835,559	833,932	1,627
JPMorgan Securities, Inc.	EUR/GBP	09/15/10	429,401	428,525	876
	EUR/CAD	09/15/10	424,508	408,691	15,817
	GBP/EUR	09/15/10	424,923	423,284	1,639
	JPY/EUR	09/15/10	433,284	422,061	11,223
UBS AG (London)	CHF/EUR	09/15/10	1,726,217	1,626,754	99,463
Westpac Banking Corp.	CHF/AUD	09/15/10	445,709	418,711	26,998

TOTAL					$162,256

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (PURCHASE/SALE)

		Expiration	Purchase	Sale	Unrealized
Counterparty	Currency	Date	Current Value	Current Value	Loss

Barclays Bank PLC	SEK/EUR	09/15/10	$440,793	$441,261	$(468)
	NOK/JPY	09/15/10	423,833	432,087	(8,254)
Citibank NA	EUR/SEK	09/15/10	414,721	416,999	(2,278)
HSBC Bank PLC	EUR/NOK	09/15/10	426,954	427,307	(353)
	EUR/SEK	09/15/10	417,167	419,540	(2,373)
JPMorgan Securities, Inc.	CAD/EUR	09/15/10	410,229	417,167	(6,938)
	NOK/EUR	09/15/10	658,358	666,029	(7,671)
	AUD/CHF	09/15/10	417,877	441,695	(23,818)
	EUR/CHF	09/15/10	839,228	860,661	(21,433)
Royal Bank of Canada	CAD/EUR	09/15/10	415,221	429,401	(14,180)
	EUR/JPY	09/15/10	428,178	435,638	(7,460)
UBS AG (London)	EUR/AUD	09/15/10	428,178	433,342	(5,164)
	NOK/EUR	09/15/10	416,357	417,168	(811)
Westpac Banking Corp.	AUD/CHF	09/15/10	418,712	427,657	(8,945)

TOTAL					$(110,146)

FORWARD SALES CONTRACTS — At June 30, 2010, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(f)	Date	Amount	Value

FNMA	4.000%	TBA - 30yr	08/12/10	$(1,000,000)	$(1,009,531)
FNMA	4.500	TBA - 30yr	07/14/10	(2,000,000)	(2,072,656)
FNMA	4.000	TBA - 30yr	09/14/10	(1,000,000)	(1,006,406)

TOTAL (Proceeds Receivable $4,025,703)					$(4,088,593)

FUTURES CONTRACTS — At June 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(3)	September 2010	$(745,088)	$(5,772)
Japan 10 Year Goverment Bond	(14)	September 2010	(22,431,035)	(240,310)
U.K. Life Long Gilt	5	September 2010	904,304	18,125
5 Year German Euro-Bobl	57	September 2010	8,427,721	72,742
2 Year U.S. Treasury Notes	(3)	September 2010	(656,484)	(52)
5 Year U.S. Treasury Notes	226	September 2010	26,747,453	252,255
5 Year U.S. Treasury Notes	43	September 2010	(5,089,117)	(55,804)
10 Year U.S. Treasury Notes	(95)	September 2010	(11,641,953)	(5,284)
30 Year U.S. Treasury Bonds	42	September 2010	5,355,000	40,082

TOTAL				$75,982

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2010, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
	Notional				Payments	Payments
	Amount			Termination	received by	made by	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Gain (Loss)*

Barclays Bank PLC	GBP	6,150	(a)	08/09/15	6 month BP	3.460%	$(409,209)
		5,910	(a)	08/16/15	6 month BP	3.410	(367,272)
	EUR	7,090	(a)	04/23/20	4.259%	6 month EURO	151,688
		1,750	(a)	05/12/20	4.265	6 month EURO	37,137
		6,280	(a)	05/14/20	4.360	6 month EURO	162,569
	GBP	10,320	(a)	08/09/20	4.147	6 month BP	953,140
		9,910	(a)	08/16/20	4.156	6 month BP	916,873
		5,160	(a)	08/09/25	6 month BP	4.380	(522,928)
		4,960	(a)	08/16/25	6 month BP	4.420	(532,289)
	EUR	2,120	(a)	04/23/40	6 month EURO	4.085	(180,494)
		490	(a)	05/12/40	6 month EURO	3.940	(29,224)
		1,850	(a)	05/14/40	6 month EURO	4.055	(147,738)
Citibank NA		7,100	(a)	04/23/20	4.286	6 month EURO	161,582
		2,130	(a)	04/23/40	6 month EURO	4.119	(194,127)
Deutsche Bank Securities, Inc.	KRW	471,000		01/28/11	2.820	3 month KWCDC	343
		260,000		06/12/11	3.870	3 month KWCDC	1,740
		1,200,000		06/26/11	3.693	3 month KWCDC	5,851
		496,931		07/06/11	3.620	3 month KWCDC	2,880
		830,250		07/07/11	3.626	3 month KWCDC	4,947
JPMorgan Securities, Inc.		458,000		01/28/11	2.830	3 month KWCDC	362
		360,000		06/15/11	3.900	3 month KWCDC	2,489
		1,250,000		06/22/11	3.720	3 month KWCDC	6,581
		394,879		07/08/11	3.660	3 month KWCDC	2,543

TOTAL							$27,444

* There are no upfront payments on the swap contract(s), therefore the unrealized gain/loss of the swap contract(s) is equal to their market value.

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2010.

CREDIT DEFAULT SWAP CONTRACTS

					Credit
			Rates		Spread at		Upfront
		Notional	received		June 30, 2010		Payments
	Referenced	Amount	(paid) by	Termination	(basis	Market	made (received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	points)(b)	Value	by the Fund	Gain (Loss)

Protection Sold:
Credit Suisse First Boston Corp.	ABX-HE-AAA 07-1 Index	890	0.090%	08/25/37	996	$(514,107)	$(191,537)	$(322,570)
	ABX-HE-AAA 07-2 Index	249	0.760	01/25/38	968	(145,539)	(70,796)	(74,743)

TOTAL						$(659,646)	$(262,333)	$(397,313)

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$316,863,125

Gross unrealized gain	9,395,603
Gross unrealized loss	(5,454,302)

Net unrealized security gain	$3,941,301

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — 40.4%
Australian Dollar — 0.1%
Australia Government Bond
AUD	1,100,000	6.000%	02/15/17	$982,369

British Pound — 4.2%
United Kingdom Treasury
GBP	7,000,000	4.500	03/07/13	11,369,971
	630,000	2.250	03/07/14	961,775
	240,000	2.750	01/22/15	369,177
	870,000	4.500	03/07/19	1,426,670
	3,500,000	3.750	09/07/19	5,407,621
	7,110,000	4.000	03/07/22	10,986,894
	1,150,000	4.750	12/07/30	1,866,755
	3,390,000	4.500	09/07/34	5,298,953
	3,300,000	4.500	12/07/42	5,224,145

				42,911,961

Canadian Dollar — 2.0%
Government of Canada
CAD	2,340,000	3.500	06/01/13	2,300,720
	10,920,000	2.500	06/01/15	10,339,918
	1,760,000	4.500	06/01/15	1,820,560
	4,950,000	5.750	06/01/29	6,002,866

				20,464,064

Danish Krone — 0.3%
Kingdom of Denmark
DKK	16,000,000	4.000	11/15/15	2,913,757

Euro — 16.0%
Federal Republic of Germany
EUR	950,000	4.250	07/04/14	1,300,868
	1,882,000	2.500	10/10/14	2,422,618
	4,630,000	4.000	07/04/16	6,365,329
	8,221,000	3.750	01/04/17	11,145,612
	6,100,000	4.250	07/04/18	8,508,545
	2,410,000	3.750	01/04/19	3,251,677
	9,500,000	3.500	07/04/19	12,576,061
	14,300,000	3.250	01/04/20	18,548,021
	4,800,000	5.625	01/04/28	7,751,556
	3,370,000	5.500	01/04/31	5,467,912
	50,000	4.000	01/04/37	68,675
	5,610,000	4.750	07/04/40	8,739,672
Government of Finland
	7,990,000	3.125	09/15/14	10,447,669
	390,000	4.375	07/04/19	540,665
Government of France
	7,000,000	5.000	10/25/11	9,049,149
Kingdom of Spain
	2,680,000	3.900	10/31/12	3,325,085
	470,000	3.000	04/30/15	558,750
	340,000	3.150	01/31/16	397,134
	1,140,000	4.100	07/30/18	1,348,714
	2,490,000	4.600	07/30/19	3,049,676
	560,000	6.000	01/31/29	741,976
	790,000	4.700	07/30/41	853,999
Kingdom of The Netherlands
	9,800,000	4.250	07/15/13	13,125,036
Republic of Austria(a)
	3,150,000	4.350	03/15/19	4,247,960

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — (continued)
Euro — (continued)
Republic of Italy
EUR	7,200,000	4.250%	02/01/15	$9,292,816
	5,080,000	4.500	02/01/18	6,511,809
	1,960,000	4.500	03/01/19	2,493,616
	980,000	4.250	09/01/19	1,222,660
	2,220,000	4.250	03/01/20	2,759,248
	3,870,000	6.000	05/01/31	5,302,781

				161,415,289

Japanese Yen — 15.6%
Government of Japan
JPY	3,000,000,000	1.500	06/20/12	34,821,987
	1,800,000,000	0.800	03/20/13	20,707,176
	800,000,000	1.100	09/20/13	9,312,230
	1,400,000,000	0.400	06/20/15	15,874,003
	1,216,000,000	1.500	09/20/18	14,524,788
	300,000,000	1.300	12/20/19	3,482,195
	400,000,000	1.900	06/20/25	4,733,441
	875,000,000	2.000	12/20/25	10,414,791
	430,000,000	2.100	12/20/26	5,162,325
	350,000,000	2.100	12/20/27	4,188,983
	350,000,000	2.000	06/20/30	4,074,829
	285,000,000	2.500	09/20/34	3,591,722
	250,000,000	2.500	03/20/38	3,173,240
	100,000,000	2.200	09/20/39	1,197,039
Government of Japan CPI Linked Bond
	84,490,000	0.800	12/10/15	930,284
	438,240,000	1.000	06/10/16	4,825,275
	1,499,904,000	1.200	03/10/17	16,642,038

				157,656,346

Polish Zloty — 0.2%
Government of Poland
PLN	8,000,000	4.750	04/25/12	2,362,537

Swedish Krona — 0.5%
Kingdom of Sweden
SEK	11,000,000	6.750	05/05/14	1,664,160
	20,000,000	4.500	08/12/15	2,850,456

				4,514,616

United States Dollar — 1.5%
Federal Republic of Brazil
	$1,250,000	5.625	01/07/41	1,231,250
Ontario Province of Canada
	4,125,000	4.100	06/16/14	4,449,886
Quebec Province of Canada
	3,350,000	5.125	11/14/16	3,798,548
Russian Federation
	2,640,400	7.500	03/31/30	2,967,149
State of Qatar
	1,569,000	5.150	04/09/14	1,685,106
United Mexican States
	1,270,000	6.050	01/11/40	1,339,850

				15,471,789

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$408,692,728

Corporate Obligations — 17.9%
Banks — 5.7%
Abbey National Treasury Services PLC
EUR	750,000	2.500%	03/18/13	$911,335

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Banks — (continued)
Bank of America Corp.
	$400,000	7.375%	05/15/14	$446,508
Bank of Scotland PLC(a)
	3,290,000	5.250	02/21/17	3,452,273
BNP Paribas(a)(b)
	450,000	5.186	06/29/49	369,000
Citigroup, Inc.
	2,300,000	5.125	05/05/14	2,334,245
	1,050,000	6.010	01/15/15	1,099,305
DnB NOR Boligkreditt
EUR	2,200,000	3.375	01/20/17	2,774,316
HSBC Covered Bonds France
	1,800,000	3.375	01/20/17	2,265,929
HSBC Holdings PLC
	$3,500,000	6.800	06/01/38	3,746,559
Intesa Sanpaolo SPA
EUR	2,000,000	5.000	04/28/11	2,504,332
	2,350,000	6.625	05/08/18	2,917,071
Lloyds TSB Bank PLC(a)
	$3,250,000	4.375	01/12/15	3,131,242
MUFG Capital Finance 4 Ltd.(b)
EUR	1,350,000	5.271	01/25/49	1,379,636
Nordea Hypotek AB
	2,100,000	3.500	01/18/17	2,661,048
Resona Bank Ltd.(b)
	650,000	4.125	09/27/49	745,369
Resona Preferred Global Securities Cayman Ltd.(a)(b)
	$1,200,000	7.191	07/30/49	1,104,252
Royal Bank of Scotland Group PLC
	900,000	0.738 (b)	08/29/17	699,594
EUR	1,850,000	6.934	04/09/18	2,233,297
Swedish Covered Bond Corp.
	2,000,000	3.000	02/03/15	2,516,057
UBS AG London
GBP	2,500,000	6.625	04/11/18	4,107,693
EUR	1,600,000	3.875	12/02/19	2,036,518
UBS AG Stamford
	$1,500,000	5.875	12/20/17	1,566,369
UniCredit SPA
EUR	2,019,000	5.750	09/26/17	2,552,649
US Bank NA(b)
	2,450,000	4.375	02/28/17	2,980,425
Wachovia Bank NA
	1,750,000	6.000	05/23/13	2,344,690
Wells Fargo Capital XIII(b)
	$1,750,000	7.700	03/26/49	1,732,500
WM Covered Bond Program
EUR	700,000	4.375	05/19/14	898,951
	2,050,000	4.000	09/27/16	2,550,604

				58,061,767

Brokerage — 0.7%
Bear Stearns Cos. LLC
	$2,410,000	5.850	07/19/10	2,413,523
	150,000	7.250	02/01/18	175,161
Merrill Lynch & Co., Inc.
	2,800,000	6.400	08/28/17	2,921,466
Morgan Stanley
EUR	1,650,000	5.500	10/02/17	2,007,252

				7,517,402

Communications — 2.5%
AT&T, Inc.
	$3,300,000	5.600	05/15/18	3,664,344

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Communications — (continued)
AT&T, Inc. — (continued)
	$2,050,000	6.300%	01/15/38	$2,231,217
Comcast Cable Communications Holdings, Inc.
	170,000	9.455	11/15/22	233,417
Comcast Corp.
	2,200,000	5.700	05/15/18	2,403,194
Qwest Corp.
	450,000	8.375	05/01/16	491,625
Reed Elsevier Capital, Inc.
	2,250,000	7.750	01/15/14	2,606,641
Telecom Italia Capital SA
	2,204,000	4.950	09/30/14	2,212,595
Telecom Italia Finance SA
EUR	649,000	7.750	01/24/33	906,953
Telefonica Emisiones SAU
	$900,000	7.045	06/20/36	995,985
Time Warner Cable, Inc.
	2,200,000	6.550	05/01/37	2,371,813
Verizon New Jersey, Inc.
	65,000	8.000	06/01/22	79,032
Verizon Wireless Capital LLC
EUR	2,850,000	8.750	12/18/15	4,491,511
WPP PLC
	2,100,000	4.375	12/05/13	2,689,620

				25,377,947

Consumer Noncyclical — 1.5%
Altria Group, Inc.
	$2,900,000	9.700	11/10/18	3,668,323
Anheuser-Busch InBev NV
EUR	381,000	8.625	01/30/17	613,064
BAT International Finance PLC(a)
	$1,858,000	9.500	11/15/18	2,434,777
Boston Scientific Corp.
	1,573,000	4.500	01/15/15	1,543,862
Imperial Tobacco Finance PLC
EUR	1,650,000	7.250	09/15/14	2,351,454
	150,000	8.375	02/17/16	227,073
Kraft Foods, Inc.
	$2,050,000	6.500	02/09/40	2,272,161
Merck Financial Services GmbH
EUR	700,000	4.500	03/24/20	908,747
Pfizer, Inc.
	$850,000	7.200	03/15/39	1,103,124

				15,122,585

Electric(a) — 0.4%
Enel Finance International SA
	1,200,000	6.250	09/15/17	1,300,646
	2,600,000	5.125	10/07/19	2,611,583

				3,912,229

Energy — 0.8%
Canadian Natural Resources Ltd.
	1,100,000	6.750	02/01/39	1,270,139
Dolphin Energy Ltd.(a)
	1,352,613	5.888	06/15/19	1,399,954
Transocean, Inc.
	1,716,000	6.800	03/15/38	1,527,240
XTO Energy, Inc.
	3,050,000	5.500	06/15/18	3,469,554

				7,666,887

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Financial Companies — 2.1%
American Express Centurion Bank
	$3,250,000	5.200%	11/26/10	$3,299,312
American Express Credit Corp.
GBP	850,000	5.375	10/01/14	1,328,382
Capital One Financial Corp.
	$4,540,000	5.700	09/15/11	4,729,351
GE Capital European Funding
EUR	1,100,000	5.250	05/18/15	1,456,754
Nationwide Building Society
	2,550,000	4.625	09/13/12	3,264,408
	4,700,000	3.875	12/05/13	5,943,759
Pemex Project Funding Master Trust
	$1,450,000	5.750	03/01/18	1,515,250

				21,537,216

Food & Beverage — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
	150,000	4.125	01/15/15	156,490
	1,000,000	7.750 (a)	01/15/19	1,213,762

				1,370,252

Insurance — 1.5%
AON Financial Services Luxembourg SA
EUR	1,650,000	6.250	07/01/14	2,196,678
Aviva PLC(b)
	1,050,000	6.875	05/22/38	1,228,488
AXA SA(b)
	880,000	5.777	07/06/49	817,761
	2,500,000	6.211	10/05/49	2,308,938
Cloverie PLC for Zurich Insurance Co.(b)
	850,000	7.500	07/24/39	1,127,773
Endurance Specialty Holdings Ltd.
	$20,000	7.000	07/15/34	18,867
Old Mutual PLC(b)
EUR	250,000	4.500	01/18/17	255,660
Standard Life PLC(b)
	1,450,000	6.375	07/12/22	1,612,651
GBP	1,500,000	6.546	01/06/49	1,724,876
EUR	650,000	5.314	01/06/49	596,230
Swiss Re Capital I LP(a)(b)
	$907,000	6.854	05/25/49	743,740
ZFS Finance USA Trust I(a)(b)
	1,050,000	5.875	05/09/32	928,484
	950,000	6.150	12/15/65	883,500
ZFS Finance USA Trust II(a)(b)
	514,000	6.450	12/15/65	460,030

				14,903,676

Metals & Mining — 0.8%
Anglo American Capital PLC(a)
	3,400,000	9.375	04/08/14	4,064,476
ArcelorMittal
	950,000	9.850	06/01/19	1,184,444
Glencore Finance Europe SA
EUR	1,000,000	7.125	04/23/15	1,254,886
	1,000,000	5.250	03/22/17	1,136,461

				7,640,267

Natural Gas — 1.5%
Centrica PLC
	3,950,000	7.125	12/09/13	5,596,938

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Natural Gas — (continued)
DCP Midstream LLC(a)
	$1,820,000	5.350%	03/15/20	$1,860,877
Energy Transfer Partners LP
	550,000	8.500	04/15/14	637,111
	1,150,000	9.000	04/15/19	1,356,157
Enterprise Products Operating LLC
	2,050,000	5.200	09/01/20	2,106,015
The Williams Cos., Inc.
	2,950,000	8.750	03/15/32	3,442,375

				14,999,473

Real Estate Investment Trust — 0.2%
Simon Property Group LP
	2,200,000	5.650	02/01/20	2,324,279

Transportation — 0.1%
Atlantia SpA
EUR	500,000	5.625	05/06/16	679,418

TOTAL CORPORATE OBLIGATIONS				$181,113,398

Foreign Debt Obligations — 0.8%
Bank Nederlandse Gemeenten
EUR	3,525,000	4.125%	06/28/16	$4,701,017
German Postal Pensions Securitisation 2 PLC
	1,050,000	4.250	01/18/17	1,389,254
Landeskreditbank Baden-Wuerttemberg Foerderbank
	$1,500,000	2.000	10/01/12	1,519,431

TOTAL FOREIGN DEBT OBLIGATIONS				$7,609,702

Asset-Backed Securities — 0.8%
Home Equity — 0.4%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
	$1,754,449	1.347%	10/25/37	$1,610,949
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
	1,600,000	1.593	10/25/37	864,491
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
	2,900,000	1.793	10/25/37	1,183,406
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	173,172	7.000	09/25/37	95,521
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	204,536	7.000	09/25/37	107,524

				3,861,891

Student Loans(b) — 0.4%
College Loan Corp. Trust Series 2005-1, Class A2
	4,000,000	0.416	07/25/24	3,975,310

TOTAL ASSET-BACKED SECURITIES				$7,837,201

Mortgage-Backed Obligations — 12.4%
Adjustable Rate Non-Agency(b) — 0.3%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
	17,674	0.717	10/25/34	16,217
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	294,281	1.921	09/25/35	170,716
Countrywide Alternative Loan Trust Series 2005-82, Class A1
	3,771,661	0.617	02/25/36	1,933,880
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	1,325,121	0.558	03/20/46	667,607

				2,788,420

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations(b) — 1.3%
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
	$453,299	3.506%	04/20/35	$414,131
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(a)
	917,582	0.896	02/25/48	920,961
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
	760,667	3.443	06/25/34	712,904
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	1,855,083	5.768	08/19/36	1,203,287
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
	376,990	3.153	08/25/35	280,391
Lanark Master Issuer PLC Series 2007-1X, Class 3A2
EUR	4,200,000	0.832	12/22/54	4,982,270
Luminent Mortgage Trust Series 2006-5, Class A1A
	$1,671,235	0.537	07/25/36	824,572
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
	1,815,912	1.413	01/25/46	964,027
Sequoia Mortgage Trust Series 2004-10, Class A3A
	374,047	0.794	11/20/34	304,263
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
	867,909	2.469	05/25/34	810,332
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
	173,103	2.548	09/25/34	149,885
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
	898,546	2.628	11/25/34	747,248
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class A1A
	1,950,180	1.121	02/25/47	1,087,923

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$13,402,194

Federal Agencies — 10.8%
Adjustable Rate FHLMC(b) — 0.8%
	$7,449,535	5.995%	09/01/37	$7,916,375

Adjustable Rate FNMA(b) — 1.3%
	5,269,239	5.711	09/01/37	5,559,063
	3,209,102	6.141	09/01/37	3,376,398
	3,809,951	5.816	10/01/37	4,033,382

				12,968,843

FHLMC — 1.9%
	2,790	5.000	09/01/16	2,993
	35,809	5.000	11/01/16	38,415
	8,354	5.000	12/01/16	8,962
	118,362	5.000	01/01/17	127,065
	208,403	5.000	02/01/17	223,852
	160,692	5.000	03/01/17	172,603
	279,239	5.000	04/01/17	299,941
	11,575	5.000	05/01/17	12,433
	4,568	5.000	06/01/17	4,907
	11,261	5.000	08/01/17	12,096
	718,485	5.000	09/01/17	771,745
	797,461	5.000	10/01/17	856,577
	471,888	5.000	11/01/17	506,867
	534,103	5.000	12/01/17	573,693
	652,894	5.000	01/01/18	701,608
	1,416,312	5.000	02/01/18	1,522,403
	1,394,195	5.000	03/01/18	1,498,612
	1,177,741	5.000	04/01/18	1,265,954
	809,237	5.000	05/01/18	869,865
	185,521	5.000	06/01/18	199,409
	178,106	5.000	07/01/18	191,449
	105,515	5.000	08/01/18	113,404
	71,395	5.000	09/01/18	76,743
	17,307	4.500	10/01/18	18,449

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$261,815	5.000%	10/01/18	$281,428
86,212	4.500	11/01/18	91,902
283,202	5.000	11/01/18	304,418
192,573	5.000	12/01/18	206,999
142,206	5.000	01/01/19	152,859
23,950	5.000	02/01/19	25,745
33,682	5.000	03/01/19	36,205
29,986	4.500	06/01/19	31,929
109,414	5.000	02/01/37	116,094
50,633	5.000	03/01/39	53,883
983,201	5.000	04/01/39	1,046,303
33,451	5.000	05/01/39	35,598
92,064	5.000	08/01/39	97,972
1,059,126	4.500	09/01/39	1,102,759
164,999	5.000	09/01/39	175,589
967,064	4.500	10/01/39	1,005,949
1,002,244	5.000	10/01/39	1,066,568
581,990	5.000	11/01/39	619,342
167,547	5.000	01/01/40	177,515
2,000,000	5.000	06/01/40	2,128,359

			18,827,461

FNMA — 6.7%
5,659	5.000	01/01/17	6,067
12,137	5.000	08/01/17	13,027
281,299	5.000	09/01/17	301,921
35,450	5.000	03/01/18	38,090
6,915	4.500	04/01/18	7,381
63,810	5.000	04/01/18	68,562
8,680	4.500	05/01/18	9,265
161,833	5.000	05/01/18	173,885
80,472	5.000	06/01/18	86,464
102,573	5.000	07/01/18	110,213
166,708	5.000	10/01/18	179,125
71,388	5.000	11/01/18	76,695
282,915	5.000	12/01/18	303,988
55,032	5.000	02/01/19	59,104
10,773	5.000	03/01/19	11,570
112,197	5.000	04/01/19	120,500
256,528	5.000	07/01/19	275,509
149,967	5.000	08/01/19	161,062
103,336	5.000	09/01/19	110,982
19,351	4.500	10/01/19	20,654
857,221	5.000	10/01/19	921,071
18,620	5.000	11/01/19	19,998
100,877	5.000	12/01/19	108,347
175,173	5.000	01/01/20	188,190
68,882	5.000	03/01/20	73,888
75,731	5.000	05/01/20	81,233
2,123,234	5.000	05/01/21	2,280,335
29,775	5.000	08/01/33	31,593
15,444	5.500	02/01/34	16,627
14,240	5.500	05/01/34	15,322
11,009	5.500	10/01/34	11,839
85,054	5.500	12/01/34	91,466
25,183	5.500	04/01/35	27,066
21,521	5.500	07/01/35	23,157
22,845,555	6.000	10/01/37	24,762,361
41,720	6.000	07/01/38	45,232
454,845	5.000	02/01/39	483,042
1,528,749	4.500	03/01/39	1,593,422
531,050	5.000	03/01/39	563,888
1,162,742	4.500	05/01/39	1,209,570
28,932	5.000	05/01/39	30,793
138,698	4.500	06/01/39	144,417

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
	$27,551	5.000%	06/01/39	$29,323
	127,884	4.500	07/01/39	133,273
	103,629	5.000	07/01/39	110,296
	631,258	4.500	08/01/39	657,683
	47,268	5.000	08/01/39	50,309
	438,488	4.500	09/01/39	456,834
	493,115	5.000	09/01/39	524,840
	414,956	4.500	10/01/39	431,773
	289,574	5.000	10/01/39	308,204
	841,573	4.500	11/01/39	876,781
	521,990	5.000	11/01/39	555,573
	291,944	4.500	12/01/39	304,249
	84,700	5.000	12/01/39	90,149
	323,716	5.000	01/01/40	344,543
	12,297,299	5.000	05/01/40	13,076,010
	600,000	4.500	06/01/40	625,102
	500,000	5.000	07/01/40	532,168
	13,000,000	6.500	TBA - 30yr(c)	14,239,062

				68,203,093

GNMA — 0.1%
	95,135	5.000	06/15/39	101,917
	581,510	5.000	09/15/39	622,965
	98,791	4.500	10/15/39	103,233
	584,951	5.000	10/15/39	626,652

				1,454,767

TOTAL FEDERAL AGENCIES				$109,370,539

TOTAL MORTGAGE-BACKED OBLIGATIONS				$125,561,153

Agency Debentures — 0.6%
FFCB
	$2,200,000	4.250%	04/16/18	$2,383,900
FHLB
	1,900,000	4.500	09/13/19	2,065,102
	1,300,000	5.625	03/14/36	1,495,269

TOTAL AGENCY DEBENTURES				$5,944,271

Government Guarantee Obligations — 7.6%
Achmea Hypotheekbank NV(a)(d)
	$4,800,000	3.200%	11/03/14	$4,959,154
Fortis Bank Nederland NV(e)
EUR	4,400,000	3.000	04/17/12	5,519,830
General Electric Capital Corp.(d)
	2,500,000	4.000	06/15/12	3,209,213
ING Bank NV(e)
	2,600,000	3.375	03/03/14	3,336,761
Kreditanstalt fuer Wiederaufbau
	$1,600,000	3.250 (d)	02/15/11	1,624,293
	10,100,000	1.250 (d)	06/15/12	10,132,393

Principal		Interest		Maturity
Amount		Rate		Date	Value
Government Guarantee Obligations — (continued)
Kreditanstalt fuer Wiederaufbau — (continued)
EUR	12,900,000	1.250	%(e)	06/17/13	$15,769,886
	3,000,000	3.125	(e)	02/25/14	3,861,273
LeasePlan Corp. NV(e)
	2,750,000	3.250		05/22/14	3,521,583
NIBC Bank NV(a)(d)
	$10,000,000	2.800		12/02/14	10,128,460
Swedbank AB(e)
EUR	2,550,000	3.375		05/27/14	3,293,239
United States Central Federal Credit Union(e)
	$1,900,000	1.900		10/19/12	1,941,575
Western Corporate Federal Credit Union(e)
	2,150,000	1.750		11/02/12	2,187,574
Westpac Securities NZ Ltd.(a)(d)
	6,975,000	2.500		05/25/12	7,134,588

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS					$76,619,822

U.S. Treasury Obligations — 10.8%
United States Treasury Bonds
	$1,500,000	7.500%		11/15/24	$2,176,500
	370,000	6.125		11/15/27	487,068
	3,790,000	5.500		08/15/28	4,686,411
	1,400,000	4.500		08/15/39	1,542,086
	3,000,000	4.375		05/15/40	3,244,680
United States Treasury Inflation Protected Securities
	2,214,840	1.625		01/15/15	2,338,040
	1,038,848	2.125		02/15/40	1,138,268
United States Treasury Notes
	5,600,000	1.000		04/30/12	5,641,944
	6,600,000	0.750		05/31/12	6,619,008
	22,000,000	0.625		06/30/12	22,000,878
	2,000,000	1.375		01/15/13	2,027,020
	15,200,000	1.375		03/15/13	15,397,447
	8,000,000	1.750		01/31/14	8,128,560
	11,090,000	1.875		06/30/15	11,132,032
	100,000	3.250		05/31/16	106,224
	7,500,000	3.250		12/31/16	7,906,050
	1,600,000	3.125		01/31/17	1,673,440
	5,500,000	3.125		05/15/19	5,614,455
	1,100,000	3.625		08/15/19	1,163,041
	5,000,000	3.500		05/15/20	5,232,400
United States Treasury Principal-Only STRIPS(f)
	710,000	0.000		05/15/20	515,297
	550,000	0.000		11/15/26	292,088

TOTAL U.S. TREASURY OBLIGATIONS					$109,062,937

		Exercise	Expiration
Contracts		Price	Date	Value
Options Purchased — 0.0%
Cross Currency Options
Call NZD	6,633,750
Put AUD	5,307,000	1.250	09/07/10	$122,320
Put AUD	5,464,780
Call EUR	3,743,000	1.460	07/26/10	60,047
Put CHF	7,663,125
Call EUR	5,025,000	1.525	01/07/11	8,947
Put GBP	3,265,980
Call EUR	3,754,000	0.870	07/02/10	—
Put SEK	36,445,500
Call EUR	3,738,000	9.750	07/27/10	17,617

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Exercise	Maturity
Amount		Price	Date	Value
Options Purchased — (continued)
Currency Options
Put USD	4,712,970
Call EUR	3,711,000	1.270	07/05/10	$200
Put USD	4,725,670
Call EUR	3,721,000	1.270	07/19/10	7,726
Put USD	6,262,080
Call EUR	4,744,000	1.320	07/28/10	2,274

TOTAL OPTIONS PURCHASED				$219,131

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligations — 11.9%
Commerical Paper — 11.9%
JPMorgan Corp.
$29,526,957	0.100%	07/01/10	$29,526,957
Rabobank
28,906,687	0.160	07/01/10	28,906,687
Royal Bank of Scotland Group PLC
61,567,996	0.130	07/01/10	61,567,996

TOTAL SHORT-TERM OBLIGATIONS			$120,001,640

TOTAL INVESTMENTS — 103.2%			$1,042,661,983

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%			(31,880,271)

NET ASSETS — 100.0%			$1,010,781,712

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $57,008,565, which represents approximately 5.6% of net assets as of June 30, 2010.

(b) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(c) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $14,239,062, which represents approximately 1.4% of net assets as of June 30, 2010.

(d) Guaranteed by a foreign government. Total market value of these securities amounts to $37,188,101, which represents approximately 3.7% of net assets as of June 30, 2010.

(e) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $39,431,721, which represents approximately 3.9% of net assets as of June 30, 2010.

(f) Issued with a zero coupon. Income is recognized through the accretion of discount.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazillian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Investment Abbreviations:
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2010, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Gain

Bank of America Securities LLC	AUD	Sale	09/15/10	$1,116,008	$20,743
	BRL	Purchase	07/09/10	1,044,869	45,869
		Sale	07/28/10	1,188,070	6,930
	CLP	Sale	07/08/10	2,306,438	21,562
	EUR	Sale	09/15/10	2,489,547	3,989
	IDR	Sale	07/23/10	823,965	1,874
	MXN	Purchase	09/15/10	1,155,228	2,228
		Sale	09/15/10	688,811	2,189
	ZAR	Sale	09/15/10	4,342,436	31,797
Barclays Bank PLC	EUR	Purchase	09/15/10	1,677,233	38,710
		Sale	09/15/10	612,376	2,515
	IDR	Purchase	07/14/10	3,470,708	15,657
		Sale	07/14/10	1,430,871	426
		Sale	07/16/10	710,480	2,495
	INR	Purchase	07/14/10	2,325,516	6,516
	KRW	Sale	07/08/10	5,230,258	212,050
	SEK	Sale	09/15/10	1,149,601	4,399
BNP Paribas SA	AUD	Sale	09/15/10	2,251,201	36,590
	CHF	Purchase	09/15/10	3,055,458	210,644
	EUR	Sale	09/15/10	4,634,105	28,822
	GBP	Purchase	09/15/10	1,159,375	4,636
	TRY	Sale	09/15/10	923,857	4,143
Citibank NA	CNY	Purchase	09/09/10	3,528,501	25,501
		Purchase	09/14/10	2,009,624	4,819
	EUR	Sale	09/15/10	1,153,633	1,929
	IDR	Purchase	07/14/10	796,264	8,264
	NZD	Sale	09/15/10	1,119,152	23,591
	PHP	Sale	07/07/10	1,741,702	27,899
Credit Suisse International (London)	AUD	Purchase	09/15/10	1,178,565	23,791
		Sale	09/15/10	674,776	13,141
	BRL	Purchase	07/06/10	2,321,579	2,579
		Sale	07/19/10	1,293,315	31,892
	EUR	Sale	09/15/10	3,703,007	15,224
	HUF	Sale	09/15/10	1,612,633	70,616
	NZD	Sale	09/15/10	558,553	13,232
	TWD	Purchase	07/19/10	1,163,760	3,760
Deutsche Bank AG (London)	AUD	Purchase	09/15/10	970,877	10,903
		Sale	09/15/10	9,707,566	288,842
	BRL	Purchase	07/01/10	1,069,725	19,725
		Purchase	07/12/10	2,422,514	61,300
		Sale	07/12/10	3,738,960	75,719
		Sale	07/19/10	706,430	17,502
		Sale	08/02/10	1,252,273	1,679
	CLP	Sale	07/09/10	1,162,512	5,488
	EUR	Purchase	07/15/10	4,810,303	85,413
		Sale	09/15/10	5,480,674	29,518
	GBP	Purchase	09/15/10	9,143,528	244,257
		Sale	09/15/10	926,305	8,529
	IDR	Purchase	07/16/10	1,014,787	13,787
	INR	Purchase	07/14/10	1,160,270	270
	JPY	Purchase	09/15/10	8,097,832	190,844
	KRW	Purchase	07/15/10	354,205	7,205
	MXN	Sale	09/15/10	3,375,452	94,548
	NZD	Purchase	09/15/10	2,715,738	25,333

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Gain

Deutsche Bank AG (Londan)	NZD	Sale	09/15/10	$1,194,854	$40,516
	PHP	Sale	07/07/10	4,965,491	50,830
	TRY	Sale	09/15/10	691,714	5,286
	ZAR	Purchase	09/15/10	748,016	7,866
HSBC Bank PLC	CNY	Purchase	09/14/10	1,090,005	1,332
	IDR	Purchase	07/14/10	1,304,710	19,271
	INR	Purchase	07/26/10	772,692	47
	SEK	Purchase	09/15/10	2,333,579	14,579
	TWD	Purchase	07/19/10	1,160,328	328
JPMorgan Securities, Inc.	BRL	Purchase	07/06/10	1,244,348	29,699
		Sale	07/21/10	978,079	21,155
	CAD	Sale	08/11/10	20,285,638	598,652
	EUR	Sale	09/15/10	1,405,610	13,254
	GBP	Sale	08/09/10	46,888,878	114,313
	ILS	Sale	09/15/10	3,838,830	16,170
	JPY	Purchase	09/15/10	1,170,701	24,701
	KRW	Sale	07/15/10	401,610	13,764
	MXN	Purchase	09/15/10	2,308,777	2,777
	TRY	Purchase	09/15/10	711,380	12,380
		Sale	09/15/10	846,322	2,678
	TWD	Purchase	07/19/10	1,162,893	2,893
	ZAR	Sale	09/15/10	594,632	6,368
Morgan Stanley Capital Services, Inc.	AUD	Sale	09/15/10	728,158	4,053
	BRL	Sale	08/02/10	1,271,243	2,757
	EUR	Sale	09/15/10	953,001	6,552
	ILS	Sale	09/15/10	796,714	9,286
	INR	Purchase	07/13/10	746,527	19,470
	JPY	Purchase	09/15/10	1,244,830	830
	KRW	Sale	07/08/10	268,813	19,738
	MYR	Sale	07/27/10	1,228,728	2,713
	PHP	Sale	07/07/10	1,165,324	4,676
	PLN	Sale	07/23/10	2,278,665	27,593
	TRY	Purchase	09/15/10	3,502,711	17,711
	TWD	Sale	07/23/10	1,134,407	17,093
	ZAR	Sale	09/15/10	810,998	1,002
Royal Bank of Canada	BRL	Purchase	07/12/10	5,843,561	39,561
		Sale	07/12/10	3,148,545	9,455
	GBP	Sale	08/09/10	5,463,002	47,983
	ZAR	Sale	09/15/10	2,145,851	10,552
Royal Bank of Scotland	AUD	Sale	09/15/10	833,188	29,601
	CNY	Purchase	09/17/10	3,512,193	27,193
	EUR	Sale	09/15/10	1,005,647	10,674
State Street Bank	AUD	Sale	09/15/10	812,401	4,853
	CAD	Sale	09/15/10	968,582	3,418
	EUR	Purchase	09/15/10	1,250,279	3,965
	GBP	Purchase	09/15/10	1,455,195	46,435
	JPY	Purchase	09/15/10	3,518,725	57,725
	KRW	Sale	07/08/10	2,258,233	81,767
	MXN	Purchase	09/15/10	1,146,518	6,096
		Sale	09/15/10	2,245,778	60,222
	SEK	Sale	09/15/10	1,165,269	2,731
UBS AG (London)	AUD	Sale	09/15/10	1,116,008	24,289
	CHF	Purchase	09/15/10	3,038,172	204,550
	CZK	Purchase	09/15/10	2,348,245	25,245
Westpac Banking Corp.	AUD	Sale	09/15/10	1,129,354	17,457

TOTAL					$3,997,989

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Loss

Bank of America Securities LLC	AUD	Sale	09/15/10	$970,877	$(11,555)
	BRL	Sale	07/12/10	718,011	(20,011)
		Purchase	07/30/10	1,227,873	(16,127)
	CHF	Sale	09/15/10	1,207,378	(38,378)
	CLP	Sale	07/12/10	1,172,070	(4,070)
	CNY	Purchase	09/10/10	2,755,621	(18,624)
	IDR	Purchase	07/09/10	825,934	(1,728)
		Sale	07/09/10	825,934	(26,934)
	MYR	Sale	07/27/10	1,184,713	(13,713)
	PHP	Purchase	07/07/10	571,652	(17,348)
	ZAR	Sale	09/15/10	703,351	(15,549)
Barclays Bank PLC	AUD	Purchase	09/15/10	716,238	(17,250)
	BRL	Sale	07/01/10	481,739	(3,763)
	CAD	Purchase	09/15/10	2,269,403	(26,067)
	EUR	Sale	07/15/10	26,459,107	(166,804)
	IDR	Purchase	07/06/10	1,106,435	(5,959)
		Sale	07/14/10	798,968	(8,379)
	INR	Purchase	07/13/10	688,574	(19,388)
		Sale	07/13/10	419,266	(1,266)
	KRW	Purchase	07/08/10	2,650,543	(206,036)
	MXN	Purchase	09/15/10	1,148,242	(4,758)
	MYR	Purchase	07/27/10	1,838,576	(28,884)
		Sale	07/27/10	1,206,041	(21,041)
	PHP	Purchase	07/07/10	769,394	(18,606)
	RUB	Sale	07/13/10	1,145,826	(8,122)
	SEK	Purchase	09/15/10	1,153,963	(10,037)
BNP Paribas SA	CAD	Purchase	09/15/10	984,449	(26,462)
	EUR	Purchase	09/15/10	3,684,774	(7,577)
		Sale	09/15/10	2,354,977	(19,051)
	GBP	Sale	09/15/10	1,153,399	(3,227)
	JPY	Sale	09/15/10	1,207,139	(39,139)
Citibank NA	INR	Purchase	07/13/10	1,792,620	(76,916)
		Sale	07/13/10	2,500,410	(8,410)
	MXN	Purchase	09/15/10	2,247,225	(10,094)
	MYR	Sale	07/27/10	1,183,917	(13,917)
	PHP	Purchase	07/07/10	4,993,364	(129,123)
		Purchase	07/19/10	2,306,061	(12,939)
	PLN	Sale	09/15/10	1,195,345	(27,345)
	SEK	Sale	07/26/10	4,830,633	(135,226)
Credit Suisse International (London)	CNY	Purchase	09/14/10	3,538,149	(13,219)
	EUR	Purchase	07/15/10	4,465,790	(15,047)
	JPY	Sale	09/15/10	3,755,010	(90,010)
	KRW	Purchase	07/08/10	1,791,475	(129,014)
	SEK	Sale	09/15/10	1,824,214	(72,214)
	TRY	Sale	09/15/10	1,186,034	(18,034)
	ZAR	Purchase	09/15/10	931,266	(12,734)
Deutsche Bank AG (London)	AUD	Purchase	09/15/10	10,857,310	(365,696)
		Sale	09/15/10	1,166,054	(18,785)
	BRL	Sale	07/01/10	189,253	(1,808)
		Sale	07/06/10	708,660	(17,660)
		Purchase	07/19/10	2,000,547	(4,781)
		Purchase	07/21/10	595,005	(5,995)
		Purchase	08/02/10	1,263,953	(10,047)
	CAD	Purchase	09/15/10	1,109,861	(45,139)
	CNY	Purchase	09/10/10	3,690,807	(27,153)
		Purchase	09/14/10	3,513,062	(11,820)
		Sale	09/14/10	3,457,453	(21,193)
		Purchase	01/12/11	2,365,654	(43,346)
	DKK	Sale	07/27/10	2,683,761	(36,797)
	EUR	Purchase	07/15/10	2,926,495	(27,927)
		Purchase	09/15/10	7,387,899	(43,993)
		Sale	09/15/10	2,348,860	(25,266)
	GBP	Purchase	09/15/10	1,667,349	(17,242)
		Sale	09/15/10	9,141,726	(243,257)
	IDR	Purchase	07/06/10	98,641	(859)
		Sale	07/06/10	1,205,076	(26,076)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Loss

Deutsche Bank AG (London)		Purchase	07/14/10	$1,467,536	$(3,838)
	IDR	Sale	07/14/10	1,207,629	(39,629)
	ILS	Purchase	09/15/10	3,516,452	(38,672)
	INR	Purchase	07/13/10	6,560,085	(245,992)
		Sale	07/13/10	7,292,925	(56,685)
		Purchase	07/14/10	1,129,549	(21,451)
	JPY	Sale	09/15/10	6,152,813	(146,013)
	KRW	Purchase	07/08/10	1,945,431	(156,507)
		Sale	07/09/10	1,010,233	(11,233)
	MXN	Purchase	09/15/10	1,834,933	(20,067)
	NZD	Purchase	09/15/10	2,444,267	(36,905)
	PHP	Purchase	07/07/10	769,224	(18,776)
	TRY	Sale	09/15/10	1,521,871	(23,871)
	TWD	Purchase	07/19/10	1,655,549	(305)
	ZAR	Purchase	09/15/10	395,036	(4,964)
HSBC Bank PLC	CAD	Purchase	09/15/10	2,253,320	(25,904)
	CNY	Purchase	09/10/10	3,675,015	(23,463)
	EUR	Purchase	07/15/10	2,009,290	(14,755)
		Sale	07/15/10	135,353,926	(2,747,020)
	IDR	Sale	07/14/10	1,816,403	(53,403)
	ILS	Purchase	09/15/10	4,469,475	(45,625)
	INR	Purchase	07/13/10	1,837,874	(66,690)
		Purchase	07/26/10	1,005,419	(5,492)
	RUB	Purchase	07/13/10	921,370	(2,630)
JPMorgan Securities, Inc.	BRL	Purchase	07/01/10	982,250	(21,622)
		Sale	07/01/10	709,358	(16,358)
		Purchase	07/06/10	1,014,613	(21,387)
		Sale	07/06/10	2,426,614	(58,858)
	CZK	Sale	09/15/10	2,660,103	(15,068)
	EUR	Sale	09/15/10	1,187,887	(18,890)
	GBP	Sale	09/15/10	2,756,834	(58,229)
	IDR	Sale	07/14/10	1,816,093	(53,093)
	JPY	Sale	07/13/10	136,442,152	(4,117,485)
		Sale	09/15/10	1,391,084	(50,100)
	NZD	Purchase	09/15/10	611,067	(7,711)
	TRY	Purchase	09/15/10	2,139,774	(11,098)
		Sale	09/15/10	569,621	(9,621)
Morgan Stanley Capital Services, Inc.	AUD	Sale	09/15/10	1,197,749	(42,559)
	BRL	Sale	07/09/10	1,039,897	(40,897)
	CNY	Purchase	09/10/10	1,812,268	(11,842)
	EUR	Sale	09/15/10	3,564,885	(58,786)
	IDR	Purchase	07/23/10	1,125,690	(9,310)
	ILS	Purchase	09/15/10	1,237,922	(6,078)
	INR	Purchase	07/13/10	783,621	(26,360)
		Purchase	07/26/10	1,184,149	(10,851)
	JPY	Sale	09/15/10	1,195,312	(33,312)
	KRW	Purchase	07/08/10	866,771	(67,246)
	MYR	Purchase	07/27/10	2,616,350	(39,684)
		Sale	07/27/10	1,206,005	(21,005)
	PHP	Purchase	07/07/10	768,884	(19,116)
	RUB	Sale	07/13/10	909,329	(11,317)
		Purchase	07/19/10	457,781	(1,579)
		Purchase	07/22/10	452,313	(7,394)
	TRY	Purchase	09/15/10	1,153,026	(6,974)
		Sale	09/15/10	5,834,061	(54,061)
	ZAR	Purchase	09/15/10	1,328,507	(8,493)
Royal Bank of Canada	AUD	Sale	09/15/10	2,404,715	(29,370)
	BRL	Sale	07/01/10	671,625	(7,291)
		Sale	07/06/10	2,360,087	(54,087)
		Sale	07/12/10	1,213,103	(45,103)
		Sale	07/30/10	2,498,105	(6,105)
	NOK	Purchase	09/15/10	831,636	(3,700)
Royal Bank of Scotland	EUR	Sale	09/15/10	3,491,254	(725)
State Street Bank	AUD	Purchase	09/15/10	3,038,579	(69,963)
		Sale	09/15/10	1,154,376	(16,866)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Loss

State Street Bank	CAD	Purchase	09/15/10	$964,019	$(7,981)
	EUR	Purchase	07/15/10	2,536,423	(18,211)
		Sale	07/15/10	134,523,364	(2,941,364)
		Purchase	09/15/10	8,245,477	(73,253)
		Sale	09/15/10	1,164,643	(3,836)
	JPY	Sale	07/13/10	15,862,161	(57,142)
	MXN	Purchase	09/15/10	3,084,207	(16,305)
	MYR	Purchase	07/27/10	777,674	(8,326)
	SEK	Sale	09/15/10	1,216,831	(48,831)
	ZAR	Purchase	09/15/10	1,396,973	(5,027)
		Sale	09/15/10	508,293	(7,293)
UBS AG (London)	EUR	Purchase	09/15/10	819,473	(2,287)
	KRW	Purchase	07/08/10	2,847,349	(227,935)
	MYR	Purchase	07/27/10	776,805	(8,195)
	TWD	Purchase	07/23/10	774,661	(8,947)
Westpac Banking Corp.	EUR	Sale	07/15/10	1,709,931	(223)
	JPY	Sale	07/13/10	4,078,940	(6,431)

TOTAL					$(15,006,006)

FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (PURCHASE/SALE)

		Expiration	Purchase	Sale	Unrealized
Counterparty	Currency	Date	Current Value	Current Value	Gain

Bank of America Securities LLC	CAD/AUD	09/15/10	$869,601	$869,119	$482
	EUR/CAD	09/15/10	1,408,093	1,354,504	53,589
	EUR/GBP	09/15/10	1,338,361	1,330,516	7,845
	EUR/HUF	09/15/10	696,094	682,717	13,377
Barclays Bank PLC	EUR/NOK	09/15/10	1,331,021	1,328,651	2,370
	GBP/EUR	09/15/10	346,926	340,095	6,831
BNP Paribas SA	CHF/EUR	09/15/10	1,253,465	1,197,674	55,791
	CHF/NZD	09/15/10	750,588	718,140	32,448
Credit Suisse International (London)	AUD/NZD	09/09/10	2,214,971	2,214,287	684
	CHF/NZD	09/15/10	415,369	397,490	17,879
	EUR/AUD	09/15/10	1,137,729	1,118,964	18,765
	EUR/HUF	09/15/10	732,795	729,049	3,746
	GBP/EUR	09/15/10	1,211,146	1,197,675	13,471
Deutsche Bank AG (London)	CAD/AUD	09/15/10	572,270	565,511	6,759
	CHF/AUD	09/15/10	1,234,137	1,160,215	73,922
	EUR/HUF	09/15/10	1,946,985	1,929,239	17,746
HSBC Bank PLC	EUR/NOK	09/15/10	2,295,032	2,290,157	4,875
JPMorgan Securities, Inc.	CHF/EUR	09/15/10	1,231,488	1,185,441	46,047
	GBP/EUR	09/15/10	1,449,448	1,430,113	19,335
	GBP/JPY	09/15/10	606,581	604,634	1,947
Morgan Stanley Capital Services, Inc.	AUD/CAD	09/15/10	1,214,431	1,177,922	36,509
	GBP/EUR	09/15/10	1,173,836	1,168,314	5,522
	JPY/EUR	09/15/10	2,419,559	2,365,988	53,571
State Street Bank	AUD/CAD	09/15/10	831,585	831,443	142
	AUD/EUR	09/15/10	1,178,008	1,174,430	3,578
	CAD/NZD	09/15/10	559,546	558,553	993
	CHF/EUR	09/15/10	1,246,204	1,195,063	51,141
	EUR/AUD	09/15/10	1,143,846	1,118,803	25,043
	GBP/EUR	09/15/10	3,534,369	3,501,269	33,100
	SEK/EUR	09/15/10	578,383	577,373	1,010
UBS AG (London)	CHF/EUR	09/15/10	1,182,923	1,146,293	36,630

TOTAL					$645,148

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (PURCHASE/SALE)

		Expiration	Purchase	Sale	Unrealized
Counterparty	Currency	Date	Current Value	Current Value	Loss

Bank of America Securities LLC	AUD/CHF	09/15/10	$1,051,784	$1,110,069	$(58,285)
	EUR/CHF	09/15/10	2,288,915	2,342,781	(53,866)
	EUR/CZK	09/15/10	1,192,781	1,199,152	(6,371)
	EUR/JPY	09/15/10	1,192,781	1,212,386	(19,605)
	NOK/EUR	09/15/10	2,979,762	2,982,425	(2,663)
	NOK/JPY	09/15/10	1,180,732	1,205,099	(24,367)
Barclays Bank PLC	CAD/EUR	09/15/10	1,124,169	1,141,399	(17,230)
	EUR/CHF	09/15/10	1,195,063	1,249,998	(54,935)
BNP Paribas SA	EUR/AUD	09/15/10	1,194,004	1,209,931	(15,927)
	HUF/EUR	09/15/10	1,131,252	1,153,633	(22,381)
Credit Suisse International (London)	EUR/CHF	09/15/10	1,173,207	1,241,041	(67,834)
	EUR/CZK	09/15/10	1,195,227	1,208,115	(12,888)
	EUR/SEK	09/15/10	1,138,953	1,145,178	(6,225)
	JPY/GBP	09/15/10	1,200,684	1,214,655	(13,971)
Deutsche Bank AG (London)	CAD/EUR	09/15/10	1,161,173	1,198,897	(37,724)
	EUR/CHF	09/15/10	2,148,064	2,242,624	(94,560)
	HUF/EUR	09/15/10	1,445,241	1,458,251	(13,010)
HSBC Bank PLC	EUR/GBP	09/15/10	2,309,712	2,342,857	(33,145)
JPMorgan Securities, Inc.	GBP/JPY	09/15/10	1,216,149	1,216,588	(439)
	NZD/CHF	09/15/10	330,085	350,953	(20,868)
Morgan Stanley Capital Services, Inc.	AUD/CAD	09/15/10	856,307	869,501	(13,194)
	EUR/AUD	09/15/10	939,544	940,587	(1,043)
	EUR/GBP	09/15/10	1,157,303	1,176,575	(19,272)
	EUR/JPY	09/15/10	1,185,440	1,209,666	(24,226)
	GBP/JPY	09/15/10	1,156,387	1,164,957	(8,570)
	JPY/GBP	09/15/10	1,158,870	1,163,858	(4,988)
	PLN/EUR	09/15/10	2,292,159	2,334,216	(42,057)
State Street Bank	AUD/CHF	09/15/10	1,305,346	1,333,261	(27,915)
	AUD/EUR	09/15/10	2,305,630	2,368,434	(62,804)
	JPY/GBP	09/15/10	603,880	606,580	(2,700)
	NZD/CHF	09/15/10	795,888	828,752	(32,864)

TOTAL					$(815,927)

FUTURES CONTRACTS — At June 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Australia 10 Year Treasury Bond	20	September 2010	$1,800,363	$38,843
Eurodollars	3	September 2010	745,088	9,903
Eurodollars	3	December 2010	744,225	1,792
Eurodollars	3	March 2011	743,700	14,509
Eurodollars	3	June 2011	742,950	16,196
Eurodollars	3	September 2011	741,863	17,239
Eurodollars	3	December 2011	740,325	17,747
5 Year German Euro-Bobl	339	September 2010	50,122,762	432,977
10 Year German Euro-Bund	(75)	September 2010	(11,866,839)	232
2 Year German Euro-Schatz	(83)	September 2010	(11,116,914)	9,531
Japan 10 Year Government Bond	(29)	September 2010	(46,464,288)	(545,207)
U.K. Life Long Gilt	(8)	September 2010	(1,446,887)	(22,014)
2 Year U.S. Treasury Notes	397	September 2010	86,874,766	252,239
5 Year U.S. Treasury Notes	(589)	September 2010	(69,709,071)	(16,060)
10 Year U.S. Treasury Notes	(144)	September 2010	(17,646,750)	(327,992)
30 Year U.S. Treasury Bonds	60	September 2010	7,650,000	250,236

TOTAL				$150,171

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2010, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
								Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC
	CAD	9,800	(a)	04/08/16	3 month CDOR	3.845%	$(362,175)	$—	$(362,175)
		13,700	(a)	04/08/21	4.350%	3 month CDOR	642,572	—	642,572
		4,000	(a)	04/08/41	3 month CDOR	4.496	(240,880)	—	(240,880)
Barclays Bank PLC
	GBP	15,490	(a)	08/04/15	6 month BP	3.510	(1,095,248)	—	(1,095,248)
		14,210	(a)	08/05/15	6 month BP	3.510	(1,002,988)	—	(1,002,988)
		11,220	(a)	08/11/15	6 month BP	3.470	(751,931)	—	(751,931)
		8,920	(a)	08/16/15	6 month BP	3.480	(598,418)	—	(598,418)
		13,290	(a)	08/16/15	6 month BP	3.410	(825,895)	—	(825,895)
	EUR	20,310	(a)	04/23/20	4.259	6 month EURO	434,526	—	434,526
		4,870	(a)	05/12/20	4.265	6 month EURO	103,346	—	103,346
		8,470	(a)	05/14/20	4.265	6 month EURO	179,312	—	179,312
	GBP	25,960	(a)	08/04/20	4.155	6 month BP	2,445,408	—	2,445,408
		23,810	(a)	08/05/20	4.160	6 month BP	2,254,974	—	2,254,974
		18,810	(a)	08/11/20	4.175	6 month BP	1,800,130	—	1,800,130
		14,960	(a)	08/16/20	4.193	6 month BP	1,453,925	—	1,453,925
		22,270	(a)	08/16/20	4.156	6 month BP	2,060,419	—	2,060,419
		12,980	(a)	08/04/25	6 month BP	4.372	(1,306,905)	—	(1,306,905)
		11,900	(a)	08/05/25	6 month BP	4.372	(1,196,421)	—	(1,196,421)
		9,400	(a)	08/11/25	6 month BP	4.420	(1,015,786)	—	(1,015,786)
		7,480	(a)	08/16/25	6 month BP	4.440	(828,907)	—	(828,907)
		11,140	(a)	08/16/25	6 month BP	4.420	(1,195,504)	—	(1,195,504)
	EUR	6,090	(a)	04/23/40	6 month EURO	4.085	(518,494)	—	(518,494)
		1,350	(a)	05/12/40	6 month EURO	3.940	(80,516)	—	(80,516)
		2,530	(a)	05/14/40	6 month EURO	3.935	(148,565)	—	(148,565)
Citibank NA
	KRW	8,068,285		07/15/14	3.905	3 month KWCDC	14,883	—	14,883
	EUR	20,380	(a)	04/23/20	4.286	6 month EURO	463,808	—	463,808
		12,950	(a)	05/14/20	4.348	6 month EURO	327,197	—	327,197
		6,110	(a)	04/23/40	6 month EURO	4.119	(556,863)	—	(556,863)
		3,820	(a)	05/14/40	6 month EURO	4.044	(297,523)	—	(297,523)
Credit Suisse First Boston Corp.
		$53,650	(a)	12/15/12	3 month LIBOR	1.750	(514,492)	(187,555)	(326,937)
	EUR	26,320	(a)	12/15/15	6 month EURO	2.750	(690,502)	(543,499)	(147,003)
UBS AG (London)
	JPY	1,076,000	(a)	12/15/15	1.000	6 month JYOR	195,101	152,771	42,330
	CHF	5,400		01/06/17	2.105	6 month CHFOR	229,949	—	229,949

TOTAL							$(622,463)	$(578,283)	$(44,180)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2010.

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

						Credit
				Rates		Spread at		Upfront
		Notional		received		June 30, 2010		Payments
	Referenced	Amount		(paid) by	Termination	(basis	Market	made (received)	Unrealized
Counterparty	Obligation	(000s)		Fund	Date	points)(b)	Value	by the Fund	Gain (Loss)

Protection Purchased:
Bank of America Securities LLC
	iTraxx Europe Index	EUR	1,150	(1.000)%	06/20/15	129	$18,037	$(15,026)	$33,063
	iTraxx Europe Index
	Senior Financials		28,900	(1.000)	06/20/15	162	983,992	(189,162)	1,173,154
Credit Suisse First Boston Corp.
	iTraxx Europe Index
	Senior Financials		3,600	(1.000)	06/20/15	162	122,574	(14,609)	137,183
	iTraxx Europe Index		12,900	(1.000)	06/20/15	129	202,330	(158,374)	360,704
Deutsche Bank Securities, Inc.	iTraxx Europe Index
	Senior Financials		12,400	(1.000)	06/20/15	162	422,197	(71,434)	493,631
Morgan Stanley Capital Services, Inc.
	iTraxx Europe Index
	Senior Financials		13,400	(1.000)	06/20/15	162	456,245	(64,872)	521,117
	iTraxx Europe Index		41,700	(1.000)	06/20/15	129	654,044	(543,388)	1,197,432
Protection Sold:
Bank of America Securities LLC	CDX North America
	Investment Grade
	Index		61,500	1.000	06/20/15	120	(557,982)	368,939	(926,921)
Deutsche Bank Securities, Inc.
	CDX North America
	Investment Grade
	Index		24,700	1.000	06/20/15	120	(224,101)	(194,569)	(29,532)
Morgan Stanley Capital Services, Inc.
	CDX North America
	Investment Grade
	Index		59,100	1.000	06/20/15	120	(536,209)	282,054	(818,263)

TOTAL							$1,541,127	$(600,441)	$2,141,568

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,028,083,816

Gross unrealized gain	47,135,820
Gross unrealized loss	(32,557,653)

Net unrealized security gain	$14,578,167

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Organization — The Goldman Sachs Strategic Income Fund commenced operations on June 30, 2010. There were no positions held in the fund on that date.
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) or Goldman Sachs Asset Management International (“GSAMI”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM and GSAMI’s assumptions in determining fair value measurement).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of June 30, 2010:

Core Fixed Income	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$275,288,596	$—
Mortgage-Backed Obligations	—	555,127,514	—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	344,881,515	2,839,682	—
Asset-Backed Securities	—	29,987,167	—
Foreign Debt Obligations	—	21,178,384	—
Municipal Debt Obligations	—	21,313,868	—
Government Guarantee Obligations	—	330,193,878	—
Common Stock and/or Other Equity Investments	—	1,236,876	—
Short-term Investments	—	262,500,000	—
Derivatives	2,395,870	683,052	—

Total	$347,277,385	$1,500,349,017	$—

Liabilities
Fixed Income — Mortgage-Backed Obligations
Forward Sales Contracts	$—	$(74,602,169)	$—
Derivatives	(140,031)	(1,600,075)	—

Total	$(140,031)	$(76,202,244)	$—

Core Plus Fixed Income	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$47,216,784	$—
Mortgage-Backed Obligations	—	78,206,810	—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	76,824,445	9,680,964	—
Asset-Backed Securities	—	22,132,451	—
Foreign Debt Obligations	—	7,401,759	—
Structured Notes	—	2,635,788	—
Municipal Debt Obligations	—	3,097,626	—
Government Guarantee Obligations	—	38,447,043	—
Common Stock and/or Other Equity Investments	—	360,756	—
Short-term Investments	—	34,800,000	—
Derivatives	383,204	2,608,472	—

Total	$77,207,649	$246,588,453	$—

Liabilities
Fixed Income — Mortgage-Backed Obligations
Forward Sales Contracts	$—	$(4,088,593)	$—
Derivatives	(307,222)	(3,386,905)	—

Total	$(307,222)	$(7,475,498)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Global Income	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Debt Obligations	$343,810,996	$72,491,434	$—
Corporate Obligations	—	181,113,398	—
Asset-Backed Securities	—	7,837,201	—
Mortgage-Backed Obligations	—	125,561,153	—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	109,062,937	5,944,271	—
Government Guarantee Obligations	—	76,619,822	—
Short-term Investments	—	120,001,640	—
Derivatives	1,061,444	20,327,237	—

Total	$453,935,377	$609,896,156	$—

Liabilities
Derivatives	$(911,273)	$(30,368,238)	$—

Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Options — The Funds may write and/or purchase call and put options on futures, swaps (“swaptions”), currencies, securities or any securities index consisting of securities in which the Funds may invest. When the Funds write call or put options, an amount equal to the premium

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, swap, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, swap, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked to market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, swap, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over-the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Funds, as sellers of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Funds may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Funds are entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following tables set forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of June 30, 2010. The values in the tables below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.
Core Fixed Income

Risk	Assets	Liabilities

Interest rate	$2,395,870	$(140,031)

Credit	—	(560,915	)(a)

Currency	683,052	(1,039,160)

Total	$3,078,922	$(1,740,106)

Core Plus Fixed Income

Risk	Assets	Liabilities

Interest rate	$2,793,929	$(2,690,503	)(a)

Credit	—	(659,646	)(a)

Currency	197,747	(343,978)

Total	$2,991,676	$(3,694,127)

Global Income

Risk	Assets	Liabilities

Interest rate	$13,666,994	$(14,139,286	)(a)

Credit	2,859,419	(1,318,292	)(a)

Currency	4,862,268	(15,821,933)

Total	$21,388,681	$(31,279,511)

(a) Aggregate of amounts include $560,915, $3,042,927 and $14,546,305 for Core Fixed Income, Core Plus Fixed Income and Global Income, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Mortgage-Backed and Asset-Backed Securities — The Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ''IO’’ and/or the high coupon rate with relatively low principal amount, or ''IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ''PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
REPURCHASE AGREEMENTS
JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2010, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Core Fixed Income	$262,500,000

Core Plus Fixed Income	34,800,000

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$360,000,000	0.01%	07/01/10	$360,000,100

Banc of America Securities LLC	1,380,000,000	0.05	07/01/10	1,380,001,917

Banc of America Securities LLC	200,000,000	0.15	07/01/10	200,000,833

Barclays Capital, Inc.	1,100,000,000	0.01	07/01/10	1,100,000,306

Barclays Capital, Inc.	700,000,000	0.02	07/01/10	700,000,389

BNP Paribas Securities Co.	3,500,000,000	0.02	07/01/10	3,500,001,944

BNP Paribas Securities Co.	1,600,000,000	0.05	07/01/10	1,600,002,222

Citigroup Global Markets, Inc.	1,500,000,000	0.08	07/01/10	1,500,003,333

Credit Suisse Securities (USA) LLC	400,000,000	0.05	07/01/10	400,000,556

JPMorgan Securities	1,000,000,000	0.01	07/01/10	1,000,000,278

JPMorgan Securities	465,000,000	0.04	07/01/10	465,000,517

Merrill Lynch & Co., Inc.	850,000,000	0.05	07/01/10	850,001,181

Morgan Stanley & Co.	500,000,000	0.05	07/01/10	500,000,694

RBS Securities, Inc.	750,000,000	0.01	07/01/10	750,000,208

RBS Securities, Inc.	1,350,000,000	0.07	07/01/10	1,350,002,625

UBS Securities LLC	242,400,000	0.07	07/01/10	242,400,471

UBS Securities LLC	500,000,000	0.14	07/01/10	500,001,944

Wachovia Capital Markets	2,000,000,000	0.10	07/01/10	2,000,005,556

Wells Fargo Securities LLC	1,750,000,000	0.10	07/01/10	1,750,004,861

TOTAL				$20,147,429,935

At June 30, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	1.750% to 7.350%	03/07/11 to 08/03/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	09/17/10 to 07/15/36

Federal Home Loan Mortgage Corp.	0.000 to 7.690	07/12/10 to 06/01/40

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	01/15/12 to 01/15/28

Federal Home Loan Mortgage Corp. Principal-Only Stripped Security	0.000	03/15/31

Federal National Mortgage Association	0.000 to 10.500	07/12/10 to 02/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	07/15/11 to 07/15/29

Federal National Mortgage Association Principal-Only Stripped Securities	0.000	01/15/30 to 05/15/30

Government National Mortgage Association	3.500 to 6.500	11/15/23 to 06/20/40

Tennessee Valley Authority	4.875 to 6.000	03/15/13 to 12/15/16

Tennessee Valley Authority Interest-Only Stripped Securities	0.000	11/01/10 to 05/01/20

U.S. Treasury Bills	0.000	07/01/10 to 09/30/10

U.S. Treasury Bond	4.375	11/15/39

U.S. Treasury Notes	1.000 to 8.125	01/15/11 to 05/15/20

U.S. Treasury Bond Interest-Only Stripped Security	0.000	11/15/24

U.S. Treasury Notes Interest-Only Stripped Securities	0.000	08/15/10 to 02/15/20

The aggregate market value of the collateral, including accrued interest, was $20,564,013,100.
Structured Notes — The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Fluctuations in value are recorded as unrealized gain and loss. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. On the termination date, the Funds will receive a payment from a counterparty based on the value of the

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
referenced security (notional multiplied by price of the referenced security) and record a realized gain or loss. Structured notes are subject to various risks including credit, counterparty and interest rate risks.
Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Furthermore, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	August 30, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	August 30, 2010

* Print the name and title of each signing officer under his or her signature.